[Background Graphic Omitted]


[Logo of SEI INVESTMENTS OMITTED]




                                            Annual Report as of January 31, 2003



                                                          SEI Daily Income Trust



                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                     Corporate Daily Income Fund

Table of Contents



--------------------------------------------------------------------------------

Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance                       2
--------------------------------------------------------------------------------
Report of Independent Auditors                                                 6
--------------------------------------------------------------------------------
Statements of Net Assets                                                       7
--------------------------------------------------------------------------------
Statements of Operations                                                      30
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           32
--------------------------------------------------------------------------------
Financial Highlights                                                          36
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 41
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            46
--------------------------------------------------------------------------------
Notice to Shareholders                                                        49
--------------------------------------------------------------------------------

SEI DAILY INCOME TRUST -- JANUARY 31, 2003



Letter to Shareholders



To Our Shareholders:
The fiscal year ended January 2003 was another challenging year for the financial markets. As the Federal Reserve appeared to have completed its easing policy in December 2001, which included rate cuts totaling 475 basis points, the risks associated with the geopolitical landscape and economic data prompted the Federal Reserve to cut interest rates by 50 basis points in November 2002. The Federal Funds rate began the fiscal year at 1.75% and ended at 1.25%. The incoming economic data and geopolitical risks continue to fuel this accommodative atmosphere.

The weak economy, coupled with corporate fraud, impacted the price of corporate funding using commercial paper and other corporate obligations. Rating agencies were quick to downgrade issuers, which further exacerbated the ability of corporations to issue commercial paper, a traditional form of short term corporate funding. As the Federal Reserve pushed short-term rates to their lowest levels in over 40 years, money market yields continued to fall over the course of the fiscal year.

We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.



Sincerely,

/s/ Edward D. Loughlin

Edward D. Loughlin
President







--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                      1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2003



Short-Duration Government Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER



Objective

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is up to three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.


Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.


Analysis

For the fiscal year ended January 31, 2003, the Short-Duration Government Fund posted a 5.29% return compared to a 5.53% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Index.

The Fund enjoyed positive performance in the fiscal year as a result of longer than benchmark Treasury positions and off-benchmark allocations to agency debentures and mortgage pass-throughs. A shorter duration position, meanwhile, limited gains. An uncertain economic picture, continued deterioration in the equity markets, high-profile corporate accounting scandals and the evolving war on terrorism all led to an investor flight to quality over the fiscal year, driving both the two and five-year Treasury yields down over 140 basis points. Seeking to add additional value, wary investors sought out high quality spread products to provide incremental yield in light of the risk-averse environment. Agency bonds, in particular, benefited from the implied government guarantee inherent in the securities to capture the investor appetite for yield without forgoing credit quality. By fiscal year end, agencies had contributed roughly 93 basis points in return over Treasuries. Mortgage-backed bonds also enjoyed strong performance throughout the fiscal year, despite enduring the largest prepayment wave in history, as investors were less concerned with re-investment risk, focusing instead on corporate governance concerns and credit risk. The resulting strong demand allowed mortgages to post 136 basis points in excess return over Treasuries. The Fund's allocation to both agency and mortgage-backed bonds, subsequently, contributed to performance over the period. Meanwhile, the Fund's slightly short duration positioning detracted from performance, as interest rates declined sharply. Late in the period, rates did reverse somewhat, muting some of the negative impact incurred throughout the fiscal year.

The outlook going forward is for interest rates to remain range bound in light of economic and geopolitical uncertainty. Therefore, the Fund looks to maintain a neutral duration position and an overweight to spread product to provide a yield advantage over the Index.


Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
Short-Duration
Government Fund, Class A              5.29%          6.89%          5.86%          5.66%          6.46%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Index

[EDGAR Representation of Data Used in Printed Graphic as Follows:]

                                   Short-Duration       Merrill Lynch 1-3
                                   Government Fund,     Year U.S. Treasury
                                   Class A -- $17,337   Index -- $17,785
1/31/93                                10,000               10,000
1//31/94                               10,445               10,501
1//31/95                               10,542               10,640
1//31/96                               11,625               11,745
1//31/97                               12,162               12,283
1//31/98                               13,041               13,166
1//31/99                               13,888               14,007
1//31/00                               14,196               14,374
1//31/01                               15,493               15,724
1//31/02                               16,466               16,853
1//31/03                               17,337               17,785

(1) For the periods ended January 31, 2003. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
2                      SEI Daily Income Trust / Annual Report / January 31, 2003

Intermediate-Duration Government Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER


Objective

The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.


Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.


Analysis

For the fiscal year ended January 31, 2003, the Intermediate-Duration Government Fund posted a return of 9.12% versus its index, the Merrill Lynch 3-5 Year U.S. Treasury Index, which posted a 10.42% return.

The Fund's shorter duration positioning and an allocation to mortgage pass-throughs detracted from performance throughout the period, while off-benchmark positions in agency debentures and structured mortgage-backed securities marginally added to returns. With two and five-year Treasury yields falling substantially throughout the year, short duration positioning significantly impaired the Fund's relative returns for the period. Furthermore, while mortgage pass-throughs enjoyed strong performance versus the overall market, they did not fare as well versus intermediate Treasuries. The Fund's overweight to mortgage pass-throughs, therefore, did limit overall fund performance, but was neutralized somewhat by positions in structured mortgage obligations, which exhibit more defined cash-flows, allowing them to outperform in times of high volatility. Meanwhile, with investors fleeing risky investments in search of capital preservation, agency debt benefited from formidable investor demand, as the securities functioned as a high quality alternative to Treasuries. Fund allocations to agency bonds, therefore, contributed to relative performance throughout the fiscal year.

The outlook going forward is for interest rates to remain range bound in light of economic and geopolitical uncertainty. Therefore, the Fund looks to maintain a neutral duration position and an overweight to spread product to provide a yield advantage over the Index.


Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
Intermediate-Duration
Government Fund, Class A              9.12%          9.56%         7.00%           6.50%          7.28%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Index

[EDGAR Representation of Data Used in Printed Graphic as Follows:]

                                   Intermediate-Duration   Merrill Lynch 3-5
                                   Government Fund,        Year U.S. Treasury
                                   Class A -- $18,774      Index -- $19,590
1//31/93                               10,000                   10,000
1//31/94                               10,644                   10,774
1//31/95                               10,412                   10,553
1//31/96                               11,932                   12,153
1//31/97                               12,267                   12,510
1//31/98                               13,390                   13,672
1//31/99                               14,389                   14,770
1//31/00                               14,278                   14,612
1//31/01                               16,051                   16,487
1//31/02                               17,205                   17,742
1//31/03                               18,774                   19,590

(1) For the periods ended January 31, 2003. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                      3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2003



GNMA Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER



Objective

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.


Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.


Analysis

For the fiscal year ending January 31, 2003, the GNMA Fund posted a net return of 7.73%, versus the Salomon 30-Year GNMA Index, which posted a 7.89% net return.

The GNMA Fund benefited throughout the period from a concentration in seasoned GNMA mortgage pools, off-benchmark allocations to FNMA DUS ("Delegated Underwriting and Servicing") bonds and CMOs ("Collateralized Mortgage Obligations"), and tactical duration positioning. Volatility was rampant throughout the mortgage market during the period as the equity and credit market meltdown led to an extreme flight to quality over the period, leaving interest rates at 40-year lows and investors searching for high quality alternatives to Treasuries. Despite prepayments being at an all time high as a result of the historically low rates and increasingly efficient refinancing process, the mortgage market was the beneficiary of the instability, as less prepayment sensitive securities like seasoned mortgages, FNMA DUS bonds and CMOs added significant value throughout the period. The Fund's efforts to tactically adjust the duration of the portfolio, also added value during the period, as management moved from a long duration position, which added through most of the year in light of the significant interest rate rally, to a short duration position just prior to a sell-off in rates late in the fiscal year.

Going forward, the Fund plans to remain overweighted to seasoned mortgages and maintain better convexity through allocations to FNMA DUS bonds and CMOs.

The outlook going forward is for interest rates to remain range bound in light of economic and geopolitical uncertainty. Therefore, the Fund looks to maintain a neutral duration position and an overweight to spread product to provide a yield advantage over the Index.


GNMA Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
GNMA Fund, Class A                    7.73%          9.43%         6.69%           6.56%          7.68%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust GNMA Government Fund, Class A, versus the Salomon
30-Year GNMA Index

[EDGAR Representation of Data Used in Printed Graphic as Follows:]

                                   GNMA Fund,        Salomon 30-Year
                              Class A -- $18,874   GNMA Index -- $20,079
1//31/93                            10,000               10,000
1//31/94                            10,609               10,606
1//31/95                            10,348               10,604
1//31/96                            11,906               12,237
1//31/97                            12,466               12,944
1//31/98                            13,653               14,148
1//31/99                            14,576               15,093
1//31/00                            14,404               15,170
1//31/01                            16,340               17,283
1//31/02                            17,519               18,611
1//31/03                            18,874               20,079

(1) For the periods ended January 31, 2003. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2003

Corporate Daily Income Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER


Objective

The Corporate Daily Income Fund (the "Fund") seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Fund will range between six and eighteen months.


Strategy

The Fund seeks to provide a return in excess of the Lehman Brothers 9-12 Month U.S. Treasury Bill Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Analysis

For the fiscal year ended January 31, 2003, the Corporate Daily Income Fund outperformed its benchmark, the Lehman Brothers 9-12 Month U.S. Treasury Bill Index, by 40 basis points returning 3.35%. The Fund's excellent performance resulted from a focus on higher yielding securities in the MBS and ABS sectors and successful corporate issue selection, avoiding the volatility prevalent throughout the rest of the sector. Performance has been exceedingly consistent, as the Fund has outperformed in 100% of rolling periods.

Corporate Daily Income Fund

AVERAGE ANNUAL TOTAL RETURN(1)
----------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized
                                   One Year         3-Year        5-Year       Inception
                                     Return         Return        Return         to Date
----------------------------------------------------------------------------------------
Corporate Daily
Income Fund, Class A                  3.35%          5.94%         5.44%           5.46%
----------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust Corporate Daily Income Fund, Class A, versus the Salomon 30-Year GNMA Index

[EDGAR Representation of Data Used in Printed Graphic as Follows:]

                    Corporate Daily        Lehman Brothers 9-12
                     Income Fund,           Month U.S. Treasury
                  Class A -- $16,427      Bill Index -- $16,336 (2)
9/30/93                 10,000                   10,000
1/31/94                 10,114                   10,128
1/31/95                 10,376                   10,492
1/31/96                 11,274                   11,289
1/31/97                 11,861                   11,918
1/31/98                 12,607                   12,665
1/31/99                 13,314                   13,398
1/31/00                 13,816                   13,982
1/31/01                 14,984                   15,039
1/31/02                 15,895                   15,868
1/31/03                 16,427                   16,336

(1) For the periods ended January 31, 2003. Past performance is not predictive of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(2) Index returns are from 9/30/93.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                      5

SEI DAILY INCOME TRUST -- January 31, 2003


Report of Independent Auditors


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILYINCOME TRUST:

We have audited the accompanying statements of net assets of SEI Daily Income Trust (comprising, respectively, the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund, and Corporate Daily Income Fund) (the "Trust") as of January 31, 2003, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended January 31, 2002 and the financial highlights for the periods presented through January 31, 2002 were audited by other auditors who have ceased operations and whose report dated March 15, 2002 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Daily Income Trust, as of January 31, 2003, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 14, 2003



--------------------------------------------------------------------------------
6                      SEI Daily Income Trust / Annual Report / January 31, 2003

STATEMENT OF NET ASSETS


Money Market Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.5%
   FHLB
        5.375%, 01/05/04            $ 5,000             $    5,171
   FHLB (A)
        1.292%, 02/26/03             10,000                  9,991
   FNMA (A)
        1.307%, 03/12/03             20,000                 19,972
        1.596%, 09/19/03              7,000                  6,931

Total U.S. Government Agency Obligations
   (Cost $42,065)                                           42,065
                                                        ----------

COMMERCIAL PAPER -- 59.9%
ASSET BACKED - AUTOMOTIVE (E) -- 4.4%
   FCAR Owner Trust I
        1.632%, 03/17/03             15,000                 14,971
        1.358%, 05/12/03              8,000                  7,970
   New Center Asset Trust
        1.373%, 03/13/03             10,000                  9,985
        1.365%, 03/26/03             20,000                 19,961
                                                        ----------
                                                            52,887
                                                        ----------

ASSET BACKED - CREDIT CARD (E) -- 1.3%
   Montauk Funding Corporation
        1.320%, 02/18/03             15,000                 14,991
                                                        ----------

ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 16.7%
   Blue Ridge Asset Funding
        1.310%, 02/18/03             10,000                  9,994
        1.311%, 03/10/03             10,000                  9,987
   Brahms Funding Corporation
        1.474%, 02/18/03             10,000                  9,993
   CXC LLC (F)
        1.322%, 03/24/03             15,000                 14,972
   Charta Corporation
        1.320%, 02/12/03             10,000                  9,996
        1.363%, 03/12/03              5,000                  4,993
   Compass Securitization
      Corporation
        1.373%, 03/17/03             15,000                 14,975
   Corporate Asset Funding
      Company (F)
        1.290%, 03/11/03              5,000                  4,993
   Corporate Receivable
      Corporation
        1.322%, 03/24/03             15,000                 14,972
   Fairway Finance Corporation
        1.311%, 03/13/03             10,000                  9,986
   Gemini Securitization Corporation
        1.372%, 02/18/03             25,000                 24,984
   Mane Funding Corporation
        1.383%, 03/13/03             15,000                 14,977

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   Mont Blanc Capital Corporation (F)
        1.330%, 02/18/03            $10,000             $    9,994
        1.373%, 03/12/03             15,000                 14,978
   Paradigm Funding LLC
        1.392%, 02/18/03             15,000                 14,990
        1.373%, 03/13/03             15,000                 14,978
                                                        ----------
                                                           199,762
                                                        ----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 12.8%
   Aspen Funding Corporation
        1.363%, 03/13/03             10,000                  9,985
   CC USA Incorporated
        1.354%, 03/10/03             14,000                 13,981
   General Electric Capital
     Corporation
        1.385%, 03/26/03             25,000                 24,950
        1.375%, 03/26/03             10,000                  9,980
        1.377%, 04/25/03             15,000                 14,953
   Giro Funding Corporation
        1.323%, 04/15/03             10,000                  9,974
        1.323%, 04/25/03             15,000                 14,955
   Greyhawk Funding LLC
        1.363%, 03/13/03             10,000                  9,985
   Ivory Funding Corporation
        1.321%, 03/11/03             10,000                  9,986
   Moriarty LLC
        1.323%, 04/15/03             10,000                  9,974
        1.323%, 04/29/03             10,000                  9,969
   Surrey Funding Corporation
        1.356%, 04/15/03             10,000                  9,973
   Tango Finance Corporation
        1.382%, 02/14/03              5,000                  4,997

                                                           153,662
                                                        ----------
ASSET BACKED - OTHER (E) -- 7.8%
   Asset Securitization Corporation
        1.320%, 02/13/03             10,000                  9,996
   Atlantis One Funding
        1.356%, 03/17/03             30,000                 29,951
   Barton Capital Corporation
        1.310%, 02/12/03              5,000                  4,998
   Moat Funding LLC
        1.633%, 03/27/03              5,000                  4,988
   Preferred Receivable Funding
     Corporation
        1.309%, 02/10/03              9,055                  9,052
        1.290%, 02/11/03             10,000                  9,997
   Silver Tower
        1.384%, 03/13/03             10,000                  9,985
        1.365%, 03/14/03             15,000                 14,977
                                                        ----------
                                                            93,944
                                                        ----------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                      7

STATEMENT OF NET ASSETS

January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 2.5%
   HBOS Treasury Services PLC
        1.631%, 02/27/03            $10,000             $    9,988
        1.313%, 04/28/03             10,000                  9,969
   Societe Generale
        1.349%, 03/21/03             10,000                  9,982
                                                        ----------
                                                            29,939
                                                        ----------
FOOD, BEVERAGE & TOBACCO -- 0.5%
   Archer Daniels Midland
        1.759%, 03/05/03              6,000                  5,991
                                                        ----------
INVESTMENT BANKERS/BROKER DEALER -- 3.9%
   Goldman Sachs Group
        2.915%, 04/01/03             22,000                 21,895
   Salomon Smith Barney
        1.332%, 02/07/03             24,750                 24,744
                                                        ----------
                                                            46,639
                                                        ----------
RETAIL -- 2.1%
   Wal-Mart Stores
        1.372%, 02/18/03             25,000                 24,984
                                                        ----------
SPECIAL PURPOSE ENTITY -- 7.9%
   Falcon Asset Securitization
     Corporation
        1.372%, 02/13/03             15,000                 14,993
        1.363%, 03/17/03             15,000                 14,976
   Galaxy Funding
        1.373%, 03/17/03             15,000                 14,975
   Park Avenue Receivables
     Corporation
        1.290%, 02/18/03             15,000                 14,991
   Pennine Funding LLC
        1.323%, 04/23/03             15,000                 14,956
   Trident Capital Finance
        1.354%, 03/17/03             10,000                  9,984
   Windmill Funding
        1.358%, 05/15/03             10,000                  9,962
                                                        ----------
                                                            94,837
                                                        ----------
Total Commercial Paper
   (Cost $717,636)                                         717,636
                                                        ----------

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.7%
ASSET BACKED - CREDIT CARD -- 0.4%
   Montauk Funding Corporation (B)(F)
        1.339%, 02/15/03            $ 5,000             $    5,000

ASSET BACKED - FINANCIAL SERVICES -- 5.9%
   CC USA Incorporated MTN (B)
        1.330%, 04/28/03             20,000                 20,000
   Granite Mortgage, Ser 2003-1,
     Cl 1A1 (B)
        1.357%, 02/20/03             15,000                 15,000
   Holmes Financing PLC (B)
        1.370%, 02/15/03             15,000                 15,000
   Sigma Finance Incorporated (B)
        1.320%, 02/03/03              5,000                  5,000
        1.350%, 02/06/03              5,000                  5,000
        1.350%, 02/07/03              5,000                  5,000
        1.340%, 04/11/03              5,000                  5,000
                                                        ----------
                                                            70,000
                                                        ----------
ASSET BACKED - OTHER -- 0.1%
   GSTR Ser 2002-2A, Cl A1MA (B)
        1.403%, 02/25/03                800                    800
   GSTR Ser 2002-2A, Cl A1MB (B)
        1.413%, 02/25/03                700                    700
                                                        ----------
                                                             1,500
                                                        ----------
BANKS -- 5.0%
   Citigroup Incorporated
        5.700%, 02/06/04              5,000                  5,210
   Fleetboston Financial Corporation
     MTN, Ser R (B)
        1.700%, 02/20/03             25,000                 25,036
   JP Morgan Chase & Company (B)
        1.774%, 02/06/03              8,000                  8,010
   Northern Rock PLC MTN (B)
        1.373%, 04/16/03              5,000                  5,000
   Northern Rock PLC MTN, Ser 1 (B)
        1.389%, 02/16/03              5,000                  5,000
   Wells Fargo Bank (B)
        1.280%, 03/04/03             12,000                 11,999
                                                        ----------
                                                            60,255
                                                        ----------
DRUGS -- 0.8%
   Bristol-Myers Squibb (B)
        1.440%, 02/28/03             10,000                 10,000
                                                        ----------



--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2003

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS -- 3.3%
   Bear Stearns & Companies
     Incorporated MTN, Ser 1 (B)
        1.380%, 04/15/03            $12,000             $   12,000
   Links Finance LLC MTN (B)
        1.320%, 03/07/03             10,000                  9,999
        1.356%, 02/17/03              5,000                  5,000
   Merrill Lynch & Company MTN (B)
        1.590%, 02/08/03             10,000                 10,014
   Salomon Smith Barney
        6.250%, 05/15/03              2,000                  2,026
                                                        ----------
                                                            39,039
                                                        ----------
SPECIAL PURPOSE ENTITY -- 5.2%
   Beta Finance Incorporated MTN (B)
        1.300%, 03/17/03             19,000                 18,999
        1.326%, 04/15/03              5,750                  5,749
        1.323%, 04/29/03              5,000                  5,000
   K2 LLC MTN (B)
        1.350%, 04/22/03             10,000                 10,000
   Premier Asset MTN (B)
        1.350%, 04/15/03             10,000                 10,000
   White Pine Finance LLC MTN (B)
        1.360%, 02/07/03              7,000                  7,000
        1.326%, 04/15/03              5,000                  5,000
                                                        ----------
                                                            61,748
                                                        ----------
Total Corporate Bonds
   (Cost $247,542)                                         247,542
                                                        ----------

CERTIFICATES OF DEPOSIT/EXTENDABLE COMMERCIAL NOTES -- 11.3%
   Bank of Nova Scotia
        1.320%, 03/04/03             25,000                 25,000
        1.315%, 03/21/03             10,000                 10,000
   BNP Paribas
        1.320%, 03/31/03             20,000                 20,001
   Chase Manhattan Bank
        1.340%, 03/17/03             25,000                 25,000
   Citibank Credit Card Master Trust
        1.373%, 03/12/03              5,000                  4,993
        1.373%, 03/13/03              5,000                  4,992
        1.373%, 03/17/03             15,000                 14,975
   Svenska Handelsbanken
        1.340%, 03/06/03             10,000                 10,000
   Westdeutsche Landesbank
        2.870%, 03/13/03             20,000                 20,000
                                                        ----------
Total Certificates of Deposit/Bank Notes
   (Cost $134,961)                                         134,961
                                                        ----------

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 3.3%
   Metropolitan Life Insurance (B) (C)
     1.787%, 02/01/03               $30,000             $   30,000
   Monumental Life Insurance
     Company (B) (C)
        1.860%, 02/01/03              9,500                  9,500
                                                        ----------
Total Insurance Funding Agreements
   (Cost $39,500)                                           39,500
                                                        ----------

REPURCHASE AGREEMENTS -- 4.7%
   Dresdner Bank (D)
     1.375%, dated 01/31/03, matures
     02/03/03, repurchase price
     $31,628,624 (collateralized by
     U.S. Government Agency
     Obligations, ranging in par
     value $445,000-$10,000,000,
     0.000%-7.130%, 02/05/03-
     12/19/12; with total
     market value $32,258,235)       31,625                 31,625
   Goldman Sachs Group (D)
     1.330%, dated 01/31/03, matures
     02/03/03, repurchase price
     $25,002,771 (collateralized by
     U.S. Government Agency
     Obligations, ranging in par
     value $6,517,000-$17,660,000,
     0.000%-4.875%, 06/21/04-
     02/15/07; with total
     market value $25,500,897)       25,000                 25,000
                                                        ----------
Total Repurchase Agreements
   (Cost $56,625)                                           56,625
                                                        ----------
Total Investments -- 103.4%
   (Cost $1,238,329)                                     1,238,329
                                                        ----------

OTHER ASSETS AND LIABILITIES -- (3.4)%
Investment Advisory Fees Payable                               (24)
Management Fees Payable                                       (143)
Shareholder Servicing Fees Payable                            (270)
Other Assets and Liabilities                               (40,441)
                                                        ----------
Total Other Assets and Liabilities, Net                    (40,878)
                                                        ----------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                      9

STATEMENT OF NET ASSETS


Money Market Fund (Concluded)
January 31, 2003
--------------------------------------------------------------------------------
                                                            Value
Description                                          ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 581,123,247 outstanding shares
   of beneficial interest                               $  581,115
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 159,384,382 outstanding shares
   of beneficial interest                                  159,385
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 307,255,000 outstanding shares
   of beneficial interest                                  307,254
Paid-In-Capital Sweep Class
   (unlimited authorization -- no par value)
   based on 149,730,755 outstanding shares
   of beneficial interest                                  149,730
Distributions in excess of net investment income               (28)
Accumulated net realized loss on investments                    (5)
                                                        ----------
Total Net Assets -- 100.0%                              $1,197,451
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                            $1.00
                                                        ==========

(A) Discount Notes. The yield is the effective yield at time of purchase.
(B) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2003. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2003, the value of these securities amounted to approximately $39,500,000 representing 3.3% of net assets of the Money Market Fund.
(D) Tri-Party Repurchase Agreement
(E) Secured and credit enhanced by a bank letter of credit.
(F) Security sold within the terms of a private placement memorandum, exempt fromregistration under section 144A of the Securities Act of 1933, as amended,and may be sold only to dealers in that program or other "accredited investors".
Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2003

Government Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.7%
   FFCB
        1.550%, 05/01/03           $ 15,000               $ 15,000
   FHLB
        7.000%, 02/14/03              9,000                  9,016
        2.010%, 06/26/03             15,920                 15,962
        4.125%, 08/15/03             15,000                 15,228
        5.125%, 09/15/03              4,000                  4,088
        5.000%, 10/27/03              2,765                  2,836
        1.550%, 12/01/03              3,700                  3,704
        3.180%, 12/03/03              5,000                  5,073
        3.110%, 12/03/03              4,950                  5,021
        5.375%, 01/05/04              9,060                  9,377
        5.250%, 02/13/04              8,000                  8,318
        3.750%, 02/13/04              4,500                  4,609
   FHLB (A)
        1.288%, 02/26/03             70,000                 69,938
        1.258%, 08/01/03              5,000                  4,969
        1.382%, 08/08/03              8,000                  7,944
   FHLMC
        3.500%, 09/15/03             10,000                 10,134
        1.440%, 02/24/04              5,000                  5,000
   FHLMC (A)
        1.248%, 02/05/03             60,000                 59,992
        1.790%, 04/24/03             19,835                 19,755
        1.790%, 04/25/03             14,229                 14,171
        1.570%, 12/04/03             10,000                  9,868
   FNMA
        3.125%, 11/15/03             18,000                 18,197
   FNMA (A)
        1.260%, 02/12/03             50,000                 49,981
        1.307%, 03/12/03             50,000                 49,930
        1.300%, 04/30/03             10,000                  9,969
        1.570%, 09/19/03             12,000                 11,881
                                                          --------
Total U.S. Government Agency Obligations
   (Cost $439,961)                                         439,961
                                                          --------

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 46.2%
 BNP Paribas (B)
   1.350%, dated 01/31/03, matures
   02/03/03, repurchase price
   $170,019,125 (collateralized by
   U.S. Agency Obligation,
   par value $157,725,000,
   5.125%, 03/06/06; with total
   market value $173,401,660)     $170,000               $170,000
  Dresdner Bank (B)
   1.375%, dated 01/31/03, matures
   02/03/03, repurchase price
   $39,340,507 (collateralized by
   various U.S. Government Agency
   Obligations, ranging in par value
   $200,000-$15,000,000, 0.000%-
   5.500%, 02/05/03-09/15/11; with
   total market value $40,125,928)  39,336                 39,336
  JP Morgan Chase & Company (B)
   1.330%, dated 01/31/03, matures
   02/03/03, repurchase price
   $170,018,842 (collateralized by
   U.S. Government Agency Obligation,
   par value $165,605,000,
   4.250%, 07/15/07; with total
   market value $173,401,828)      170,000                170,000
                                                          --------
Total Repurchase Agreements
   (Cost $379,336)                                         379,336
                                                          --------
Total Investments -- 99.9%
   (Cost $819,297)                                         819,297
                                                          --------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                               (16)
Management Fees Payable                                       (115)
Shareholder Servicing Fees Payable                            (160)
Other Assets and Liabilities                                   911
                                                          --------
Total Other Assets and Liabilities, Net                        620
                                                          --------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     11

STATEMENT OF NET ASSETS


Government Fund (Concluded)
January 31, 2003
--------------------------------------------------------------------------------
                                                             Value
Description                                          ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 370,137,234 outstanding shares
   of beneficial interest                                 $370,136
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 258,496,374 outstanding shares
   of beneficial interest                                  258,496
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 138,875,984 outstanding shares
   of beneficial interest                                  138,877
Paid-In-Capital Sweep Class
   (unlimited authorization -- no par value)
   based on 52,424,013 outstanding shares
   of beneficial interest                                   52,425
Distribution in excess of net investment income                 (1)
Accumulated net realized loss on investments                   (16)
                                                          --------
Total Net Assets -- 100.0%                                $819,917
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                            $1.00
                                                          ========

(A) Discount Notes. The yield is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2003

Government II Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.0%
   FFCB
        1.550%, 05/01/03           $ 15,000               $ 15,000
        5.000%, 10/27/03              4,000                  4,102
   FFCB (A)
        1.753%, 08/21/03             20,000                 19,810
   FHLB
        1.260%, 02/07/03 to 03/26/03 72,828                 72,729
        1.220%, 02/12/03            348,421                348,292
        1.280%, 03/14/03             55,000                 54,920
        4.500%, 05/15/03             10,000                 10,075
        2.010%, 06/26/03             20,000                 20,053
        4.125%, 08/15/03             20,000                 20,304
        5.125%, 09/15/03              4,000                  4,088
        3.125%, 11/14/03             12,850                 13,021
        1.550%, 12/01/03              4,300                  4,305
        3.180%, 12/03/03              5,000                  5,073
        3.110%, 12/03/03             10,000                 10,140
        5.375%, 01/05/04             16,000                 16,565
        3.750%, 02/13/04             10,000                 10,243
   FHLB (A)
        1.210%, 02/26/03             72,555                 72,493
        1.280%, 03/05/03             32,554                 32,517
        1.382%, 08/08/03              5,000                  4,965
   FHLMC
        1.220%, 02/05/03             52,140                 52,133
        1.240%, 03/27/03              3,186                  3,180
   FNMA
        4.750%, 11/14/03              4,000                  4,097
        3.125%, 11/15/03              5,000                  5,047
   SLMA (A)
        1.180%, 02/03/03             60,338                 60,334
        1.217%, 02/14/03             35,430                 35,415

Total U.S. Government Agency Obligations
   (Cost $898,901)                                         898,901
                                                          --------
Total Investments -- 100.0%
   (Cost $898,901)                                         898,901
                                                          --------

OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                               (18)
Management Fees Payable                                       (139)
Shareholder Servicing Fees Payable                             (71)
Other Assets and Liabilities                                   337
                                                          --------
Total Other Assets and Liabilities, Net                        109
                                                          --------

--------------------------------------------------------------------------------
                                                             Value
Description                                           ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 669,770,534 outstanding shares
   of beneficial interest                                 $669,778
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 174,487,403 outstanding shares
   of beneficial interest                                  174,487
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 54,851,482 outstanding shares
   of beneficial interest                                   54,852
Accumulated net realized loss on investments                 (107)
                                                          --------
Total Net Assets -- 100.0%                                $899,010
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                $1.00
                                                          ========

(A) Discount Notes. The yield is the effective yield at time of purchase. FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     13

STATEMENT OF NET ASSETS


Prime Obligation Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.7%
   FHLB
        1.590%, 12/09/03           $ 25,000             $   25,000
        5.375%, 01/05/04             25,000                 25,855
   FHLB (A)
        1.292%, 02/26/03             25,000                 24,978
        1.245%, 06/19/03             63,407                 63,103
   FNMA
        5.000%, 02/14/03             29,500                 29,533
   FNMA (A)
        1.307%, 03/12/03             30,000                 29,958
        1.314%, 04/30/03             25,000                 24,921
        1.596%, 09/19/03             25,000                 24,753
                                                        ----------
Total U.S. Government Agency Obligations
   (Cost $248,101)                                         248,101
                                                        ----------

COMMERCIAL PAPER -- 48.3%
ASSET BACKED - AUTOMOTIVE (E) -- 2.7%
   FCAR Owner Trust I
        1.344%, 03/13/03             50,000                 49,927
        1.574%, 03/17/03             70,000                 69,866
        1.325%, 06/16/03             10,000                  9,951
   New Center Asset Trust
        1.365%, 03/26/03             15,000                 14,970
                                                        ----------
                                                           144,714
                                                        ----------
ASSET BACKED - CREDIT CARD (E) -- 0.9%
   Montauk Funding Corporation
        1.320%, 02/18/03             25,000                 24,985
        1.372%, 02/20/03             25,000                 24,982
                                                        ----------
                                                            49,967
                                                        ----------
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 14.1%
   Brahms Funding Corporation
        1.484%, 02/18/03             25,000                 24,983
        1.474%, 02/18/03             30,000                 29,979
        1.422%, 02/26/03             53,645                 53,593
   CXC LLC
        1.310%, 02/24/03             25,000                 24,979
        1.311%, 03/10/03             50,000                 49,934
   Charta Corporation
        1.320%, 02/12/03             20,000                 19,992
        1.321%, 02/26/03             50,000                 49,955
        1.322%, 03/27/03             25,000                 24,951
   Corporate Asset Funding Company
        1.320%, 02/26/03             25,000                 24,977
        1.330%, 03/11/03 (F)         20,000                 19,972
        1.300%, 03/24/03             25,000                 24,954
   Corporate Receivable Corporation
        1.311%, 03/11/03             25,000                 24,966
        1.321%, 03/17/03             50,000                 49,921

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   Fairway Finance Corporation
        1.311%, 03/13/03 to
        03/25/0                    $ 55,067             $   54,977
   Gemini Securitization
     Corporation
        1.372%, 02/18/03             25,000                 24,984
   Mane Funding Corporation
        1.383%, 03/13/03             50,000                 49,924
   Mont Blanc Capital Corporation
        1.330%, 02/18/03             25,000                 24,985
   Newport Funding Corporation
        1.365%, 03/27/03             25,000                 24,950
   Paradigm Funding LLC
        1.392%, 02/18/03             25,000                 24,984
        1.372%, 02/19/03             25,000                 24,983
        1.321%, 03/10/03             25,000                 24,967
   Sheffield Receivables
        1.320%, 02/10/03             25,000                 24,992
        1.310%, 02/12/03             49,750                 49,730
                                                        ----------
                                                           752,632
                                                        ----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 3.1%
   Giro Funding Corporation
        1.344%, 03/12/03             32,575                 32,528
        1.318%, 04/15/03             25,000                 24,934
        1.323%, 04/25/03             25,000                 24,925
   Ivory Funding Corporation
        1.321%, 03/11/03             25,000                 24,966
        1.342%, 03/21/03             18,700                 18,667
   Tango Finance Corporation
        1.384%, 03/13/03             10,000                  9,985
   White Pine Finance LLC
        1.394%, 03/03/03             30,108                 30,074
                                                        ----------
                                                           166,079
                                                        ----------
ASSET BACKED - OTHER (E) -- 11.9%
   Asset Securitization Corporation
        1.320%, 02/13/03             25,000                 24,989
   Barton Capital Corporation
        1.310%, 02/12/03             25,000                 24,990
        1.311%, 03/11/03             25,000                 24,966
   Blue Ridge Asset Funding
        1.320%, 02/12/03             90,000                 89,964
        1.311%, 03/10/03             30,000                 29,960
   Giro Balanced Funding Corporation
        1.383%, 03/03/03             50,000                 49,943
   Giro Balanced Funding
     Corporation (F)
        1.350%, 02/20/03             10,000                  9,993
   Market Street Funding
        1.330%, 02/18/03             25,000                 24,984
        1.384%, 03/05/03             50,000                 49,940
   Moat Funding LLC
        1.343%, 02/14/03            113,400                113,346
        1.633%, 03/27/03             41,000                 40,902

--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2003

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   Silver Tower
        1.394%, 03/05/03           $ 50,000             $   49,939
        1.375%, 03/17/03             25,000                 24,959
   Tulip Funding Corporation
        1.394%, 02/27/03             75,000                 74,926
                                                        ----------
                                                           633,801
                                                        ----------
BANKS -- 0.2%
   JP Morgan Chase & Company
        1.330%, 05/15/03             10,000                  9,962
                                                        ----------
FINANCIAL SERVICES -- 4.4%
   General Electric Capital
     Corporation
        1.652%, 03/05/03             99,750                 99,606
        1.350%, 03/13/03             25,000                 24,963
        1.311%, 03/17/03             25,000                 24,961
        1.375%, 03/26/03             25,000                 24,950
        1.377%, 04/25/03             35,000                 34,891
   Prudential Funding LLC
        1.780%, 03/26/03             25,000                 24,936
                                                        ----------
                                                           234,307
                                                        ----------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Archer Daniels Midland
        1.738%, 02/10/03 to 02/12/03 80,000                 79,962
        1.759%, 03/05/03             25,000                 24,961
                                                        ----------
                                                           104,923
                                                        ----------
INVESTMENT BANKERS/BROKER DEALERS -- 2.8%
   Goldman Sachs Group
        2.915%, 04/01/03             50,000                 49,761
   Salomon Smith Barney
        1.332%, 02/07/03            100,000                 99,978
                                                        ----------
                                                           149,739
                                                        ----------
RETAIL -- 0.9%
   Wal-Mart Stores
        1.372%, 02/18/03             50,000                 49,968
                                                        ----------
SPECIAL PURPOSE ENTITY -- 5.3%
   Falcon Asset Securitization
     Corporation
        1.310%, 02/12/03             25,000                 24,990
   Galaxy Funding
        1.383%, 02/25/03             25,000                 24,977
        1.652%, 03/06/03             50,000                 49,926
        1.373%, 03/17/03             25,000                 24,959
        1.313%, 04/28/03             30,000                 29,908
   K2 LLC
        1.405%, 03/10/03             50,000                 49,929

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   Park Avenue Receivables
     Corporation
        1.320%, 02/18/03           $ 25,000             $   24,985
   Preferred Receivables Funding
     Corporation
        1.290%, 02/11/03             25,000                 24,991
   Windmill Funding
        1.320%, 02/13/03             25,000                 24,989
                                                        ----------
                                                           279,654
                                                        ----------
Total Commercial Paper
   (Cost $2,575,746)                                     2,575,746
                                                        ----------

CORPORATE BONDS -- 23.1%
ASSET BACKED - AUTOMOTIVE -- 2.1%
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A1
        1.363%, 10/15/03            105,000                105,000
   SSB Auto Loan Trust,
     Ser 2002-1, Cl A1
        1.658%, 11/15/03              6,712                  6,712
                                                        ----------
                                                           111,712
                                                        ----------
ASSET BACKED - CREDIT CARD -- 0.5%
   Montauk Funding Corporation (B)
        1.338%, 02/15/03             25,000                 25,000
                                                        ----------
ASSET BACKED - FINANCIAL SERVICES -- 6.7%
   CC USA Incorporated MTN (B)
        1.330%, 04/28/03            100,000                100,000
        1.322%, 04/30/03             12,000                 12,000
   General Electric Capital
     Corporation
     MTN (B)
        1.360%, 02/24/03             25,000                 25,001
   GSTR, Ser 2002-2A, Cl A1MA (B)
        1.402%, 02/25/03              3,000                  3,000
   GSTR, Ser 2002-2A, Cl A1MB (B)
        1.412%, 02/25/03              2,500                  2,500
   Premier Asset LLC MTN (B)
        1.350%, 04/15/03             25,000                 25,000
   Sigma Finance Incorporated (B)
        1.320%, 02/03/03             20,000                 20,000
        1.350%, 02/06/03 to 02/07/03 40,000                 40,000
        1.340%, 04/11/03             25,000                 25,000
   Tango Finance Corporation MTN (B)
        1.318%, 02/28/03             18,000                 18,000
   White Pine Finance MTN (B)
        1.360%, 02/07/03             36,000                 36,000
        1.380%, 03/07/03             54,000                 53,991
                                                        ----------
                                                           360,492
                                                        ----------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     15

STATEMENT OF NET ASSETS


Prime Obligation Fund (Concluded)
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 7.2%
   Bank Of New York (B)
        1.285%, 02/12/03           $ 15,000             $   14,994
   Branch Banking & Trust (B)
        1.300%, 04/24/03             25,000                 25,000
   Citigroup Incorporated
        5.700%, 02/06/04             15,000                 15,631
   Compass Bank (B)
        1.335%, 02/05/03 to 02/07/03 30,000                 30,000
   First Tennessee Bank (B)
        1.328%, 04/21/03             10,000                 10,000
   Fleetboston Financial
     Corporation
     MTN, Ser R (B)
        1.700%, 02/20/04            100,000                100,141
   JP Morgan Chase & Company (B)
        1.774%, 02/06/03             28,000                 28,038
   Key Bank (B)
        1.345%, 04/28/03             50,000                 50,000
   U.S. Bank (B)
        1.300%, 04/28/03             50,000                 49,995
   Wachovia Corporation
        6.925%, 10/15/03             11,515                 11,938
   Wells Fargo Bank (B)
        1.280%, 03/04/03             50,000                 49,995
                                                        ----------
                                                           385,732
                                                        ----------
DRUGS -- 0.6%
   Bristol-Myers Squibb (B)
        1.440%, 02/28/03             32,000                 32,000
                                                        ----------
INVESTMENT BANKERS/BROKER DEALERS -- 4.0%
   Bear Stearns & Companies
     Incorporated
   MTN, Ser 1 (B)
        1.380%, 04/15/03             27,750                 27,750
   Goldman Sachs Group
        1.430%, 03/17/03             24,700                 24,700
   Links Finance LLC MTN (B)
        1.356%, 02/17/03             10,000                 10,000
        1.320%, 03/07/03             25,000                 24,998
   Merrill Lynch & Company MTN (B)
        1.590%, 03/25/03             49,700                 49,769
   Merrill Lynch & Company MTN,
     Ser B (B)
        1.580%, 02/08/03             51,450                 51,515
   Morgan Stanley Dean Witter &
     Company MTN (B)
        1.986%, 02/02/03             12,500                 12,543
   Morgan Stanley Dean Witter &
     Company MTN, Ser C (B)
        1.510%, 03/19/03              5,000                  5,004
   Salomon Smith Barney
        6.250%, 05/15/03              8,000                  8,105
                                                        ----------
                                                           214,384
                                                        ----------

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 0.7%
   Wal-Mart Stores
        4.375%, 08/01/03           $ 35,000             $   35,442

SPECIAL PURPOSE ENTITY -- 1.3%
   Beta Finance Incorporated
     MTN (B)
        1.300%, 03/17/03             30,000                 29,998
        1.325%, 04/15/03             30,000                 29,997
        1.322%, 04/29/03             10,000                 10,000
                                                        ----------
                                                            69,995
                                                        ----------
Total Corporate Bonds
   (Cost $1,234,757)                                     1,234,757
                                                        ----------

CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 10.0%
   Chase Manhattan
        1.320%, 02/13/03             75,000                 75,000
        1.340%, 03/17/03             19,750                 19,750
        1.300%, 03/17/03             20,000                 20,000
   Citibank Credit Card Master Trust
        1.320%, 02/13/03             31,500                 31,486
        1.372%, 02/25/03             22,500                 22,480
        1.373%, 03/17/03             50,000                 49,917
   Discover Credit Card Master Trust
        1.382%, 02/18/03             35,000                 34,977
        1.373%, 03/06/03             25,000                 24,969
   MBNA Credit Card Master Trust
        1.353%, 02/11/03             50,000                 49,982
        1.394%, 02/26/03 to 03/06/03 60,000                 59,931
        1.384%, 03/04/03             25,000                 24,971
   Southtrust Bank
        1.430%, 01/20/04            120,000                120,000
                                                        ----------
Total Certificates of Deposit/Bank Notes
   (Cost $533,463)                                         533,463
                                                        ----------

INSURANCE FUNDING AGREEMENTS -- 5.5%
   Metropolitan Life Insurance
     (B) (C)
        1.786%, 02/01/03            160,000                160,000
   Monumental Life Insurance
     Company (B) (C)
        1.860%, 02/01/03            101,500                101,500
   Travelers Insurance Corporation
     (B) (C)
        1.540%, 02/28/03             31,000                 31,000
                                                        ----------
Total Insurance Funding Agreements
   (Cost $292,500)                                         292,500
                                                        ----------



--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2003

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.5%
 Dresdner Bank (D)
   1.330%, dated 01/31/03, matures
   02/03/03, repurchase price
   $43,479,818 (collateralized by
   U.S. Government Agency Obligation,
   par value $43,475,000, 0.000%,
   05/01/03; with total market
   value $44,348,341)              $ 43,475             $   43,475
 Goldman Sachs Group (D)
   1.330%, dated 01/31/03, matures
   02/03/03, repurchase price
   $520,057,633 (collateralized by
   various U.S. Government Agency
   Obligations, ranging in par value
   $32,000-$17,181,000, 0.000%-
   8.250%, 02/04/03-05/15/29;
   with total market value
   $530,400,179)                    520,000                520,000
                                                        ----------
Total Repurchase Agreements
   (Cost $563,475)                                         563,475
                                                        ----------
Total Investments -- 102.1%
   (Cost $5,448,042)                                     5,448,042
                                                        ----------

OTHER ASSETS AND LIABILITIES -- (2.1)%
Investment Advisory Fees Payable                              (105)
Management Fees Payable                                       (749)
Shareholder Servicing Fees Payable                            (643)
Other Assets and Liabilities                              (111,341)
                                                        ----------
Total Other Assets and Liabilities, Net                   (112,838)
                                                        ----------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 3,527,975,431 outstanding shares
   of beneficial interest                                3,527,975
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 776,902,308 outstanding shares
   of beneficial interest                                  776,902
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 929,251,687 outstanding shares
   of beneficial interest                                  929,252

--------------------------------------------------------------------------------
                                                             Value
Description                                          ($ Thousands)
--------------------------------------------------------------------------------
Paid-In-Capital Class H
   (unlimited authorization -- no par value)
   based on 44,331,960 outstanding shares
   of beneficial interest                               $   44,331
Paid-In-Capital Sweep Class
   (unlimited authorization -- no par value)
   based on 56,963,028 outstanding shares
   of beneficial interest                                   56,963
Distributions in excess of net investment income              (149)
Accumulated net realized loss on investments                   (70)
                                                        ----------
Total Net Assets -- 100.0%                              $5,335,204
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                $1.00
                                                        ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                            $1.00
                                                        ==========

(A) Discount Notes. The yield is the effective yield at time of purchase.
(B) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2003. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2003, the value of these securities amounted to approximately $292,500,000 representing 5.5% of net assets of the Prime Obligation Fund.
(D) Tri-Party Repurchase Agreement.
(E) Secured and credit enhanced by a bank letter of credit.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     17

STATEMENT OF NET ASSETS


Treasury Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.3%
   U.S. Treasury Bills (A)
        1.615%, 02/20/03           $ 20,000               $ 19,983
        1.610%, 03/27/03             33,000                 32,922
        1.502%, 04/03/03             17,000                 16,957
        1.285%, 05/15/03             25,000                 24,910
        1.265%, 05/22/03              5,000                  4,981
   U.S. Treasury Notes
        5.750%, 08/15/03              9,000                  9,213
        5.250%, 08/15/03             30,000                 30,549
        3.625%, 08/31/03              5,000                  5,065
        2.750%, 10/31/03             10,000                 10,102
        4.250%, 11/15/03              5,000                  5,094
        3.000%, 11/30/03 to 02/29/04 26,000                 26,402
        3.250%, 12/31/03             17,000                 17,264
                                                          --------
Total U.S. Treasury Obligations
   (Cost $203,442)                                         203,442
                                                          --------

REPURCHASE AGREEMENTS -- 69.6%
 ABN Amro (B)
   1.280%, dated 01/31/03, matures
   02/03/03, repurchase price
   $155,016,533 (collateralized by
   U.S. Treasury Obligation, par
   value $156,370,000, 4.000%,
   11/13/09; with total market
   value $158,103,390)              155,000                155,000
 Barclays (B)
   1.290%, dated 01/31/03, matures
   02/03/03, repurchase price
   $30,003,225 (collateralized by
   U.S. Treasury Obligation, par
   value $23,151,000, 3.625%,
   04/15/28; with total market
   value $30,600,890)                30,000                 30,000
 BNP Paribas (B)
   1.290%, dated 01/31/03, matures
   02/03/03, repurchase price
   $155,016,662 (collateralized by
   various U.S. Treasury Obligations,
   ranging in par value $35,100,000-
   $108,488,000, 0.000%-5.625%,
   02/06/03-05/15/08; with total
   market value $158,100,358)       155,000                155,000
 Deutsche Bank (B)
   1.280%, dated 01/31/03, matures
   02/03/03, repurchase price
   $30,003,200 (collateralized by
   U.S. Treasury Obligation, par
   value $29,355,000, 5.250%,
   11/15/28; with total market
   value $30,600,155)                30,000                 30,000

--------------------------------------------------------------------------------
                                Face Amount                  Value
Description                   ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
 Dresdner Bank (B)
   1.330%, dated 01/31/03, matures
   02/03/03, repurchase price
   $8,342,925 (collateralized by
   U.S. Treasury Obligation, par
   value $8,360,000, 2.750%,
   10/31/03; with total market
   value $8,512,478)                $ 8,342               $  8,342
 Goldman Sachs Group (B)
   1.280%, dated 01/31/03, matures
   02/03/03, repurchase price
   $30,003,200 (collateralized by
   U.S. Treasury Obligation, par
   value $27,243,000, 6.750%,
   05/15/05; with total market
   value $30,601,074)                30,000                 30,000
 Lehman Brothers (B)
   1.300%, dated 01/31/03, matures
   02/03/03, repurchase price
   $30,003,250 (collateralized by
   various U.S. Treasury Obligations,
   ranging in par value $14,722,000-
   $15,235,000, 3.000%-5.500%,
   03/31/03-01/31/04; with total
   market value $30,598,032)         30,000                 30,000
 Salomon Smith Barney (B)
   1.280%, dated 01/31/03, matures
   02/03/03, repurchase price
   $30,003,200 (collateralized by
   U.S. Treasury Obligation, par
   value $25,765,000, 6.250%,
   08/15/23; with total market
   value $30,614,835)                30,000                 30,000
                                                          --------
Total Repurchase Agreements
   (Cost $468,342)                                         468,342
                                                          --------
Total Investments -- 99.9%
   (Cost $671,784)                                         671,784
                                                          --------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                               (14)
Management Fees Payable                                        (92)
Shareholder Servicing Fees Payable                            (187)
Other Assets and Liabilities                                   901
                                                          --------
Total Other Assets and Liabilities, Net                        608
                                                          --------



--------------------------------------------------------------------------------
18                     SEI Daily Income Trust / Annual Report / January 31, 2003

--------------------------------------------------------------------------------
                                                             Value
Description                                          ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 147,138,696 outstanding shares
   of beneficial interest                                 $147,140
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 320,004,564 outstanding shares
   of beneficial interest                                  320,005
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 103,014,068 outstanding shares
   of beneficial interest                                  103,013
Paid-In-Capital Sweep Class
   (unlimited authorization -- no par value)
   based on 102,252,913 outstanding shares
   of beneficial interest                                  102,252
Undistributed net investment income                             47
Accumulated net realized loss on investments                   (65)
                                                          --------
Total Net Assets -- 100.0%                                $672,392
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                $1.00
                                                          ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                            $1.00
                                                          ========

(A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     19

STATEMENT OF NET ASSETS


Treasury II Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.3%
   U.S. Treasury Bills (A)
        1.136%, 02/06/03           $406,851        $ 406,788
        1.615%, 02/20/03             20,000           19,983
        1.149%, 02/27/03             11,693           11,684
        1.210%, 03/06/03             10,000            9,989
        1.220%, 03/13/03             27,590           27,553
        1.169%, 03/27/03             48,535           48,451
        1.186%, 05/15/03            109,859          109,486
        1.252%, 06/26/03             25,000           24,876
   U.S. Treasury Notes
        3.625%, 08/31/03             10,000           10,130
        2.750%, 10/31/03             19,000           19,193
        4.250%, 11/15/03              5,000            5,094
        3.000%, 11/30/03 to 01/31/04 12,200           12,383
        3.250%, 12/31/03             10,000           10,155
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $715,765)                                   715,765
                                                   ---------
Total Investments -- 100.3%
   (Cost $715,765)                                   715,765
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (0.3)%
Investment Advisory Fees Payable                         (14)
Management Fees Payable                                 (139)
Shareholder Servicing Fees Payable                      (104)
Other Assets and Liabilities                          (1,579)
                                                   ---------
Total Other Assets and Liabilities, Net               (1,836)
                                                   ---------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 411,105,567 outstanding shares
   of beneficial interest                            411,104
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 210,372,652 outstanding shares
   of beneficial interest                            210,373
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 92,558,912 outstanding shares
   of beneficial interest                             92,560
Undistributed net investment income                      101
Accumulated net realized loss on investments            (209)
                                                   ---------
Total Net Assets -- 100.0%                         $ 713,929
                                                   =========

--------------------------------------------------------------------------------
                                                       Value
Description                                     ($ Thousands)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                          $1.00
                                                   =========

(A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2003

Short-Duration Government Fund
January 31, 2003
---------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 51.3%
   U.S. Treasury Bonds
        3.375%, 04/30/04            $25,000        $  25,611
   U.S. Treasury Notes
        6.500%, 08/15/05             15,000           16,671
        5.875%, 11/15/04             25,000           26,871
        3.625%, 03/31/04             15,000           15,392
        3.000%, 02/29/04 to 11/15/07 40,000           40,315
        2.875%, 06/30/04             37,500           38,243

Total U.S. Treasury Obligations
   (Cost $160,654)                                   163,103
                                                   ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.4%
   FHLMC
        6.500%, 10/01/07                 23               24
   Private Export Funding
        5.340%, 03/15/06             10,000           10,837
                                                   ---------
Total U.S. Government Agency Obligations
   (Cost $10,023)                                     10,861
                                                   ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 34.8%
   FHLMC
        6.000%, 11/01/13              3,321            3,489
        5.500%, 06/01/17 to 07/01/17  19,291          19,977
        5.000%, 10/15/16              5,000            5,188
        4.750%, 01/15/17              5,000            5,112
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06              1,002            1,002
   FHLMC REMIC, Ser 2358, Cl OA
        6.000%, 11/15/14              4,193            4,259
   FNMA
        5.500%, 11/25/10 to 11/01/17 37,447           38,745
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                157              159
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14                204              204
   FNMA TBA
        6.500%, 02/01/18              2,750            2,909
   GNMA
        7.500%, 01/15/11 to 02/15/11    375              405
        6.500%, 05/15/16 to 09/15/17 18,007           19,218
        6.000%, 04/15/09 to 11/15/17  9,502           10,033
                                                   ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $109,629)                                   110,700
                                                   ---------

---------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.6%
 ABN Amro
   1.340%, dated 01/31/03, matures
   02/03/03, repurchase price
   $22,702,535 (collateralized by
   U.S. Government Agency Obligation,
   par value $23,195,000, 0.000%,
   03/27/03; with total market
   value $23,154,223)               $22,700        $  22,700
 Goldman Sachs Group
   1.340%, dated 01/31/03, matures
   02/03/03, repurchase price
   $23,602,635 (collateralized by
   U.S. Government Agency Obligation,
   par value $29,835,983, 6.500%,
   08/01/32; with total market
   value $24,072,001)                23,600           23,600
                                                   ---------
Total Repurchase Agreements
   (Cost $46,300)                                     46,300
                                                   ---------

Total Investments -- 104.1%
   (Cost $326,606)                                   330,964
                                                   ---------


OTHER ASSETS AND LIABILITIES -- (4.1)%
Management Fees Payable                                  (86)
Other Assets and Liabilities                         (12,832)
                                                   ---------

Total Other Assets and Liabilities, Net              (12,918)
                                                   ---------


NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 30,399,217 outstanding shares
   of beneficial interest                            314,083
Distributions in excess of net investment income         (22)
Accumulated net realized loss on investments            (373)
Net unrealized appreciation on investments             4,358
                                                   ---------
Total Net Assets -- 100.0%                          $318,046
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.46
                                                   =========

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     21

STATEMENT OF NET ASSETS


Intermediate-Duration Government Fund
January 31, 2003
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 72.8%
  U.S. Treasury Bonds
       12.000%, 08/15/13            $29,500       $   42,443
       10.375%, 11/15/12             34,000           44,957
   U.S. Treasury Notes
        4.625%, 05/15/06              2,000            2,142
        3.500%, 11/15/06             39,000           40,265
        3.000%, 11/15/07              7,000            7,013
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $130,048)                                   136,820


U.S. GOVERNMENT AGENCY OBLIGATION -- 0.4%
   Private Export Funding
        7.010%, 04/30/04                785              837
                                                   ---------
Total U.S. Government Agency Obligation
   (Cost $800)                                           837
                                                   ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 22.7%
   FHLMC
        8.250%, 12/01/07 to 12/01/09    215              227
        6.500%, 09/01/10 to 11/01/16  4,737            5,007
        6.000%, 12/01/13                686              720
        5.500%, 08/01/08 to 12/01/17 10,460           10,839
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                120              122
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                 68               68
   FHLMC REMIC, Ser 1758, Cl E
        5.500%, 04/15/08                380              387
   FHLMC REMIC, Ser 2492, Cl GA
        4.750%, 01/15/17              3,000            3,067
   FNMA
        9.500%, 05/01/18                205              230
        8.000%, 05/01/08 to 06/01/08    166              179
        7.500%, 03/01/07                 59               62
        7.040%, 03/01/07                 38               42
        7.007%, 06/01/07                 16               17
        6.812%, 10/01/07                 51               57
        6.000%, 02/01/13 to 03/01/17  3,957            4,144
        5.500%, 12/01/08 to 11/01/17 13,401           13,887
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                 32               32
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14                 82               82
   FNMA TBA
        6.500%, 02/01/18              2,200            2,327

--------------------------------------------------------------------------------
                                 Face Amount     Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   GNMA
        8.750%, 05/20/17 to 11/20/17  $ 174        $     194
        8.500%, 05/20/16 to 02/20/18    541              596
        8.250%, 04/15/06 to 07/15/08    239              258
        6.000%, 04/15/09                121              129
                                                   ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $41,900)                                     42,673


REPURCHASE AGREEMENT -- 3.8%
 ABN Amro
   1.340%, dated 01/31/03, matures
   02/03/03, repurchase price
   $7,100,793 (collateralized by U.S.
   Government Agency Obligation, par
   value $7,255,000 0.000%,
   03/27/03; with total market
   value $7,242,246)                  7,100            7,100
                                                   ---------

Total Repurchase Agreement
   (Cost $7,100)                                       7,100
                                                   ---------
Total Investments -- 99.7%
   (Cost $179,848)                                   187,430
                                                   ---------


OTHER ASSETS AND LIABILITIES -- 0.3%
Management Fees Payable                                  (56)
Shareholder Servicing Fees Payable                        (3)
Other Assets and Liabilities                             638
                                                   ---------
Total Other Assets and Liabilities, Net                  579
                                                   ---------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 17,262,372 outstanding shares
   of beneficial interest                            183,597
Distributions in excess of net investment income          (8)
Accumulated net realized loss on investments          (3,162)
Net unrealized appreciation on investments             7,582
                                                   ---------
Total Net Assets -- 100.0%                          $188,009
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.89
                                                   =========

Cl  -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2003

GNMA Fund
January 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 99.0%
   FHLMC TBA
        6.000%, 02/01/33            $ 9,390        $   9,707
   FHLMC, Ser 2413, Cl QK
        6.000%, 09/15/30              2,250            2,336
   FHLMC, Ser 2417, Cl CH
        6.000%, 07/15/30              2,250            2,336
   FNMA
        6.500%, 01/01/14 to 08/01/17 14,997           15,878
        6.300%, 07/01/11              1,929            2,157
        5.930%, 12/01/08                669              730
        5.890%, 10/01/11              1,383            1,508
        5.780%, 11/01/11              1,255            1,359
        5.735%, 01/01/09              1,424            1,543
        5.420%, 11/01/08              1,286            1,375
   FNMA, Ser 2002-42, Cl C
        6.000%, 07/25/17              1,500            1,582
   FNMA, Ser 2002-3, Cl PG
        5.500%, 02/25/17              2,000            2,066
   FNMA, Ser 2002-7, Cl TG
        6.000%, 03/25/17              2,000            2,120
   GNMA
       12.500%, 12/15/06 to 07/15/15     13               16
       12.000%, 04/15/14                  1                1
       11.500%, 02/15/13                  5                6
       10.000%, 09/15/15 to 07/15/20    104              117
        9.500%, 06/15/09 to 11/15/20  1,420            1,582
        9.000%, 12/15/17 to 05/15/22  1,021            1,144
        8.500%, 08/15/08 to 09/15/17    337              374
        8.000%, 04/15/17 to 03/15/32 10,729           11,652
        7.750%, 10/15/26                145              157
        7.500%, 05/15/17 to 12/15/29 33,396           35,861
        7.250%, 01/15/28              1,905            2,032
        7.000%, 09/15/22 to 11/15/29 75,677           80,575
        6.750%, 11/15/27                659              698
        6.500%, 07/15/09 to 06/15/29 88,088           93,210
        6.000%, 12/15/08 to 11/15/32 55,318           57,880
   GNMA TBA
        7.000%, 02/15/33             10,725           11,382
        6.500%, 02/01/18              7,000            7,468
        6.000%, 02/15/33              7,000            7,276
        5.500%, 04/01/31 to 02/15/33 29,805           30,265
                                                   ---------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $376,512)                                   386,393
                                                   ---------


------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.0%
 ABN Amro
   1.340%, dated 01/31/03,
   matures 02/03/03, repurchase
   price $40,504,523 (collateralized
   by various U.S. Treasury
   Obligations, ranging in par
   value $15,550,000- $25,857,000,
   0.000%, 03/27/03- 04/24/03;
   with total market
   value $41,310,289)               $40,500        $  40,500
 Goldman Sachs Group
   1.340%, dated 01/31/03, matures
   02/03/03, repurchase price
   $29,903,339 (collateralized by
   U.S. Government Agency Obligation,
   par value $45,063,140, 7.000%,
   08/01/32; with total market
   value $30,498,000)                29,900           29,900
                                                   ---------
Total Repurchase Agreements
   (Cost $70,400)                                     70,400
                                                   ---------

Total Investments -- 117.0%
   (Cost $446,912)                                   456,793
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (17.0)%
Payable for Investment Securities Purchased          (65,922)
Management Fees Payable                                 (103)
Shareholder Servicing Fees Payable                       (48)
Other Assets and Liabilities                            (327)
                                                   ---------

Total Other Assets and Liabilities, Net              (66,400)
                                                   ---------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 38,555,696 outstanding shares
   of beneficial interest                            390,877
Accumulated net realized loss on investments         (10,365)
Net unrealized appreciation on investments             9,881

Total Net Assets -- 100.0%                          $390,393
                                                   =========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A                         $10.13
                                                   =========

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     23

STATEMENT OF NET ASSETS


Corporate Daily Income Fund
January 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 2.9%
   U.S. Treasury Notes
        3.000%, 02/29/04            $10,000        $  10,178

Total U.S. Treasury Obligation
   (Cost $10,085)                                     10,178
                                                   ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.0%
   FHLB
        5.375%, 01/05/04             25,000           25,934
        3.375%, 06/15/04             20,000           20,512
        3.270%, 02/12/04              5,000            5,095
   FHLB, Ser B903
        1.800%, 11/28/03              4,000            4,000
   FNMA (A)
        1.418%, 12/12/03             15,000           14,831
        1.300%, 11/14/03              8,000            7,903
        1.250%, 06/03/03             10,000            9,963

Total U.S. Government Agency Obligations
   (Cost $88,033)                                     88,238
                                                   ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 9.5%
   FHLMC
        7.000%, 03/01/07 to 09/01/07    208              216
        5.500%, 04/15/16                376              376
   FHLMC ARM
        4.938%, 02/01/22              4,850            5,001
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22              1,400            1,467
   FHLMC REMIC, Ser 2038, Cl PB
        5.500%, 12/15/26              1,236            1,263
   FHLMC REMIC, Ser 2125, Cl QE
        5.500%, 12/15/07                458              460
   FHLMC REMIC, Ser 2356, Cl GQ
        5.500%, 12/15/07                653              658
   FHLMC REMIC, Ser 2358, Cl OA
        6.000%, 11/15/14              1,887            1,917
   FHLMC REMIC, Ser 2363, Cl BD
        5.500%, 10/15/16                218              218
   FHLMC REMIC, Ser 2374, Cl PB
        5.500%, 11/15/08                982              995
   FHLMC REMIC, Ser 2478, Cl EA
        5.500%, 12/15/09                550              566
   FHLMC REMIC, Ser 2478, Cl EL
        5.000%, 04/15/16              1,250            1,280
   FHLMC REMIC, Ser 2481, Cl OA
        5.000%, 08/15/08              1,125            1,159
   FHLMC REMIC, Ser 2492, Cl GA
        4.750%, 01/15/17                375              383
   FHLMC REMIC, Ser 2496, Cl PA
        5.000%, 10/15/16              1,500            1,556
   FHLMC REMIC, Ser 2503, Cl JA
        5.500%, 07/15/10              1,468            1,504

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   FNMA
        7.000%, 01/01/04            $   336        $     341
        5.500%, 02/25/09 to 03/25/18  4,913            5,066
        5.000%, 08/25/14              1,375            1,408
   FNMA ARM
        4.931%, 09/01/24                834              857
        4.859%, 11/01/23              2,343            2,418
        4.740%, 11/01/25                462              478
        4.491%, 01/01/29                715              730
        3.987%, 11/01/21                700              705
   FNMA REMIC, Ser 2001-50, Cl DA
        5.500%, 01/25/15                671              670
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14                 61               61
   FNMA REMIC, Ser 2001-58, Cl PN
        5.500%, 04/25/15                290              290
   SLMA, Ser 2002-A, Cl A1 (B)
        1.560%, 03/15/03              1,321            1,323
                                                   ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $33,425)                                     33,366
                                                   ---------

COMMERCIAL PAPER -- 12.5%
FINANCIAL SERVICES -- 1.4%
   Ciesco
        1.270%, 03/05/03              5,000            4,994
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 0.4%
   Coca-Cola Enterprises Incorporated
        1.332%, 03/10/03              1,500            1,498
                                                   ---------
SPECIAL PURPOSE ENTITY -- 10.7%
   Clipper Receivables Corporation
        1.321%, 03/13/03              3,500            3,496
   Corporate Asset Receivables
        1.340%, 02/04/03              5,000            4,999
        1.280%, 02/18/03              2,000            1,999
   Galaxy Funding
        1.300%, 03/27/03              5,000            4,991
   Greyhawk Funding LLC
        1.290%, 03/07/03              5,000            4,994
   Park Avenue Receivable Corporation
        1.300%, 02/27/03              5,000            4,995
   Preferred Receivable Funding
     Corporation
        1.290%, 02/11/03              5,000            4,998
        1.280%, 02/13/03              2,000            1,999
   Variable Funding Capital
        1.351%, 02/13/03              5,000            4,998
                                                   ---------
                                                      37,469
                                                   ---------
Total Commercial Paper
   (Cost $43,960)                                     43,961
                                                   ---------

--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2003

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
CORPORATE BONDS -- 20.1%
AIR TRANSPORTATION -- 0.7%
   American Airlines (B)
        2.020%, 03/23/03            $ 1,350        $   1,349
   Federal Express Corporation
        6.625%, 02/12/04              1,000            1,040
                                                   ---------
                                                       2,389
                                                   ---------
BANKS -- 1.6%
   Bank of America MTN,
     Ser H (B)
        1.936%, 02/03/03              1,000            1,002
   Popular North America Incorporated
     MTN, Ser E (B)
        3.026%, 04/15/03              1,500            1,510
   US Bancorp MTN, Ser L (B)
        1.937%, 02/03/03              2,000            2,000
   US Bancorp MTN, Ser N
        3.950%, 08/23/07              1,000            1,017
                                                   ---------
                                                       5,529
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 0.3%
   Comcast Cable Communications
        8.125%, 05/01/04              1,000            1,051

COMPUTERS & SERVICES -- 0.5%
   Hewlett-Packard Company MTN, Ser A
        3.375%, 12/15/05              1,250            1,266
   IBM Corporation (B)
        1.545%, 03/10/03                625              625
                                                   ---------
                                                       1,891
                                                   ---------
CONSUMER PRODUCTS -- 0.4%
   Gillette Company
        3.500%, 10/15/07              1,250            1,230
                                                   ---------
DRUGS -- 1.5%
   Anthem Incorporated
        4.875%, 08/01/05                995            1,038
   Cardinal Health Incorporated
        4.450%, 06/30/05              1,476            1,546
   Unitedhealth Group Incorporated
        6.600%, 12/01/03              1,000            1,036
   Unitedhealth Group Incorporated
     (B) (C)
        1.995%, 02/08/03              1,750            1,749
                                                   ---------
                                                       5,369
                                                   ---------
ELECTRICAL SERVICES -- 2.0%
   Alabama Power Company, Ser N
        4.875%, 09/01/04              1,000            1,037
   Cinergy Corporation
        6.250%, 09/01/04              1,000            1,031

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Duke Energy Corporation (B)
        1.726%, 04/15/03            $ 1,250        $   1,228
   Progress Energy Incorporated
        6.550%, 03/01/04              1,250            1,300
   Public Service Company, Ser 6
        6.000%, 04/15/03              1,250            1,255
   Scana Corporation MTN (B)
        2.332%, 02/03/03              1,250            1,246
                                                   ---------
                                                       7,097
                                                   ---------

FINANCIAL SERVICES -- 5.7%
   CIT Group Incorporated MTN (B)
        2.630%, 04/10/03              1,500            1,500
   Caterpillar Financial Services
    Corporation MTN, Ser F (B)
        1.846%, 02/04/04              1,250            1,251
   Citigroup Incorporated
        4.125%, 06/30/05              1,000            1,045
   Citigroup Incorporated (B)
        1.609%, 02/09/03              1,250            1,252
   Countrywide Home Loan
        3.500%, 12/19/05              1,250            1,263
   Countrywide Home Loan MTN,
     Ser J (B)
        1.930%, 02/01/03              1,750            1,753
   Ford Motor Credit Company
     MTN (B)
        1.773%, 04/26/03              2,000            1,949
   General Motor Acceptance
     Corporation (B)
        1.630%, 04/05/03              1,000              984
   Household Finance Corporation
     MTN (B)
        1.770%, 02/28/03                650              645
   International Lease Finance
    Corporation MTN, Ser N
        5.120%, 06/01/05              1,000            1,036
   John Deere Capital Corporation
     MTN, Ser D
        4.125%, 12/05/03              1,000            1,020
        3.125%, 12/15/05              1,000              997
   National Rural Utilities
        3.000%, 02/15/06              2,000            1,995
   National Rural Utilities MTN,
     Ser C (B)
        1.536%, 02/18/03              1,000              998
   SLM Corporation MTN,
     Ser A (B)
        1.633%, 04/25/03              1,000            1,004
   USAA Capital Corporation MTN,
     Ser B (C)
        7.410%, 06/30/03              1,500            1,536
                                                   ---------
                                                      20,228
                                                   ---------
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     25

Statement of Net Assets

January 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.1%
   Altria Group
        6.800%, 12/01/03            $ 1,500        $   1,543
   Coca-Cola Enterprises (B)
        1.603%, 04/28/03              1,000            1,001
   Conagra Foods Incorporated
        7.400%, 09/15/04              1,000            1,079
   Fortune Brands Incorporated (C)
        7.125%, 11/01/04                950            1,026
   Kellogg Company, Ser B
        5.500%, 04/01/03                300              301
   Kraft Foods Incorporated (B)
        1.626%, 02/26/03              1,000            1,000
   Tyson Foods Incorporated
        6.625%, 10/01/04              1,500            1,590
                                                   ---------
                                                       7,540

INSURANCE -- 1.8%
   ASIF Global Financing (B)
        1.610%, 03/02/03              1,000            1,000
   Farmers Insurance (C)
        8.500%, 08/01/04                500              514
   Monumental Global Funding (B)
        1.650%, 03/26/03              1,500            1,503
        1.509%, 02/28/03              1,000            1,002
   Nac Receivables Corporation
        7.150%, 11/15/05              1,250            1,346
   Safeco Corporation
        7.875%, 03/15/03              1,000            1,007
                                                   ---------
                                                       6,372
                                                   ---------
INVESTMENT BANKER/BROKER DEALER -- 0.3%
   JP Morgan Chase & Company
        6.250%, 12/15/05              1,000            1,070
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 0.3%
   Wellpoint Health Network
        6.375%, 06/15/06                850              923
                                                   ---------
MISCELLANEOUS BUSINESS SERVICES -- 1.1%
   AOL Time Warner Incorporated
        5.625%, 05/01/05              1,000            1,027
   Computer Sciences Corporation
        7.500%, 08/08/05              1,250            1,372
   Masco Corporation
        6.000%, 05/03/04                765              797
   Visteon Corporation
        7.950%, 08/01/05                715              756
                                                   ---------
                                                       3,952
                                                   ---------
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 0.3%
   Amerada Hess Corporation
        5.300%, 08/15/04            $ 1,000       $    1,035

RETAIL -- 1.2%
   CVS Corporation
        5.625%, 03/15/06              1,145            1,225
   Sears Roebuck Acceptance
        6.125%, 01/15/06              1,250            1,265
   Wal-Mart Stores
        3.250%, 09/29/03              1,750            1,768
                                                   ---------
                                                       4,258
                                                   ---------
TELEPHONES & TELECOMMUNICATION -- 0.3%
   AT&T Wireless Services Incorporated
        6.875%, 04/18/05              1,000            1,045
                                                   ---------
Total Corporate Bonds
   (Cost $70,041)                                     70,979
                                                   ---------

ASSET BACKED SECURITIES -- 23.3%
AUTOMOTIVE -- 15.8%
   Aesop Funding II LLC, Ser 2000-3,
     Cl A (B) (C)
        1.551%, 02/20/03              1,250            1,243
   Aesop Funding II LLC, Ser 2002-1A,
     Cl A1 (C)
        3.850%, 10/20/06              1,000            1,027
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A3
        6.820%, 02/15/05                630              637
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A5
        6.990%, 07/15/08              2,100            2,236
   Capital Auto Receivables Asset
     Trust, Ser 2001-2, Cl A4 (B)
        5.000%, 12/15/06                315              329
   Capital Auto Receivables Asset
     Trust, Ser 2002-1, Cl A2 (B)
        1.440%, 02/15/03                353              353
   Capital Auto Receivables Asset
     Trust, Ser 2002-2, Cl A2
        2.890%, 04/15/04              1,264            1,269
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
        2.640%, 03/17/08              1,495            1,505
   Capital Auto Receivables Asset
     Trust, Ser 2003-1, Cl A1B (B)
        1.420%, 02/15/03                995              995
   Carmax Auto Owner Trust,
     Ser 2002-1, Cl A3
        3.590%, 06/15/06                980            1,005


--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2003

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Carmax Auto Owner Trust,
     Ser 2002-2, Cl A3
        2.670%, 08/15/06            $ 1,000        $   1,012
   Chase Manhattan Auto Owner Trust,
     Ser 2001-B, Cl A3
        3.090%, 11/15/05              1,990            2,011
   Chase Manhattan Auto Owner Trust,
     Ser 2002-B, Cl A3
        3.580%, 05/15/06              1,250            1,280
   DaimlerChrysler Auto Trust,
     Ser 2001-D, Cl A2
        2.470%, 06/06/04                797              799
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A3
        3.850%, 04/06/06              2,000            2,057
   DaimlerChrysler Auto Trust,
     Ser 2002-B, Cl A3
        2.930%, 06/06/06              1,500            1,525
   DaimlerChrysler Auto Trust,
     Ser 2002-C, Cl A2
        2.070%, 06/08/05              1,500            1,505
   Ford Credit Auto Owner Trust,
     Ser 2000-F, Cl A2
        6.560%, 05/15/04              1,170            1,182
   Ford Credit Auto Owner Trust,
     Ser 2000-F, Cl A3
        6.580%, 11/15/04              1,000            1,035
   Ford Credit Auto Owner Trust,
     Ser 2001-1, Cl A (B)
        1.460%, 02/15/03              1,000            1,000
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A3A
        2.680%, 02/15/06              1,000            1,013
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A2B (B)
        1.410%, 02/15/03                715              715
   Harley-Davidson Motorcycle Trust,
     Ser 2000-3, Cl A1
        6.660%, 07/15/05                 60               60
   Honda Auto Receivables Owner
     Trust, Ser 2001-1, Cl A3
        5.360%, 09/20/04              1,070            1,083
   Honda Auto Receivables Owner
     Trust, Ser 2001-3, Cl A2
        2.760%, 02/18/04                184              184
   Honda Auto Receivables Owner
     Trust, Ser 2001-3, Cl A4
        3.960%, 02/19/07              1,750            1,805
   Honda Auto Receivables Owner
     Trust, Ser 2002-1, Cl A2
        2.550%, 04/15/04                588              589
   Honda Auto Receivables Owner
     Trust, Ser 2002-2, Cl A3
        3.830%, 02/15/06                995            1,021

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Honda Auto Receivables Owner Trust,
     Ser 2002-3, Cl A3
        3.000%, 05/18/06            $ 1,750        $   1,781
   Household Automotive Trust,
     Ser 2001-1, Cl A3
        5.260%, 08/17/05              1,042            1,059
   Household Automotive Trust,
     Ser 2002-2, Cl A2
        2.150%, 12/19/05              1,000            1,004
   Huntington Auto Trust,
     Ser 2000-A, Cl A3
        7.330%, 07/15/04                 50               50
   John Deere Owner Trust,
     Ser 2001-A, Cl A2
        2.560%, 02/17/04                330              330
   Navistar Financial Corporate Owner
     Trust, Ser 1999-A, Cl A4
        6.130%, 10/17/05                540              541
   Navistar Financial Corporate Owner
     Trust, Ser 2002-A, Cl A3
        4.090%, 07/17/06              1,000            1,028
   Nissan Auto Receivables Owner
     Trust Ser 2001-C, Cl A2
        3.770%, 02/17/04                202              202
   Nissan Auto Receivables Owner
     Trust, Ser 2002-A, Cl A2 (B)
        2.670%, 02/15/03                612              614
   Nissan Auto Receivables Owner
     Trust, Ser 2002-A, Cl A3
        3.580%, 09/15/05              1,000            1,019
   Nissan Auto Receivables Owner
     Trust, Ser 2002-B, Cl A2
        3.070%, 08/16/04              1,000            1,005
   Onyx Acceptance Auto Trust,
     Ser 2000-C, Cl A4
        7.260%, 05/15/07              1,000            1,038
   Onyx Acceptance Auto Trust,
     Ser 2003-A, Cl A3
        2.230%, 02/15/07              1,390            1,391
   Peoplefirst.com Auto Receivables
     Owner Trust, Ser 2000-2, Cl A4
        6.430%, 09/15/07              1,500            1,536
   Toyota Auto Receivables Owner
     Trust, Ser 2000-A, Cl A3
        7.180%, 08/15/04                304              307
   Toyota Auto Receivables Owner
     Trust, Ser 2001-A, Cl A3 (B)
        1.450%, 02/15/03              1,018            1,018
   Toyota Auto Receivables Owner
     Trust, Ser 2001-B, Cl A3 (B)
        1.450%, 02/15/03                396              395
   Toyota Auto Receivables Owner
     Trust, Ser 2002-A, Cl A2 (B)
        1.470%, 02/15/03              1,260            1,260
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     27

STATEMENT OF NET ASSETS


Corporate Daily Income Fund (Concluded)
January 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Toyota Auto Receivables Owner Trust,
     Ser 2002-C, Cl A3
        2.650%, 11/15/06            $   675        $     683
   USAA Auto Owner Trust,
     Ser 2000-1, Cl A4
        6.980%, 06/15/05              1,390            1,434
   USAA Auto Owner Trust,
     Ser 2001-2, Cl A2
        2.420%, 05/17/04                130              130
   Union Acceptance Corporation,
     Ser 2001-A, Class A3
        5.290%, 11/08/05                537              543
   WFS Financial Owner Trust,
     Ser 2000-C, Cl A3
        7.070%, 02/20/05              1,500            1,515
   WFS Financial Owner Trust,
     Ser 2001-C, Cl A3 (B)
        1.550%, 03/20/03                482              482
   WFS Financial Owner Trust,
     Ser 2002-3, Cl A3
        2.760%, 02/20/07              1,000            1,011
   WFS Financial Owner Trust,
     Ser 2002-4, Cl A3A
        2.390%, 08/20/07              1,485            1,490
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05              1,750            1,755
   World Omni Auto Receivables Trust,
     Ser 2001-A, Cl A3
        5.300%, 02/20/05                488              494
                                                   ---------
                                                      55,590
                                                   ---------
CREDIT CARD -- 3.9%
   American Express Master Trust,
     Ser 2002-2, Cl A (B)
        1.420%, 02/15/03              1,635            1,635
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08              1,500            1,564
   CIT Equipment,
     Ser 2001-A, Cl A2
        3.730%, 03/22/04                 63               63
   Chemical Master Credit Card Trust,
     Ser 1996-2, Cl A
        5.980%, 09/15/08              1,000            1,071
   Citibank Credit Card Issuance
     Trust, Ser 2000-A2, Cl A2 (B)
        1.670%, 02/07/03              1,500            1,499
   Citibank Credit Card Issuance
     Trust, Ser 2002-A9, Cl A9 (B)
        1.450%, 03/15/03              1,300            1,299

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Citibank Credit Card Issuance
     Trust, Ser 2003-A2, Cl A2
        2.700%, 01/15/08            $ 1,250        $   1,252
   JP Morgan Chase Credit Card
     Master Trust, Ser 2002-4,
       Cl A (B)
        1.420%, 02/18/03              1,500            1,500
   MBNA Credit Card Master Note
     Trust, Ser 2000-B, Cl C (B)
        2.060%, 02/15/03                500              500
   MBNA Credit Card Master Note
     Trust, Ser 2001-B1, Cl B1 (B)
        1.745%, 02/15/03              1,000              999
   MBNA Credit Card Master Note
     Trust, Ser 2002-A6, Cl A6
        3.900%, 11/15/07              2,000            2,074
   MBNA Credit Card Master Note
     Trust, Ser 2002-B1, Cl B1
        5.150%, 07/15/09                500              530
                                                   ---------
                                                      13,986
                                                   ---------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
   Connecticut RRB Special Purpose
    Trust, Ser 2001-1, Cl A2
        5.360%, 03/30/07              1,270            1,327
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07              1,050            1,097
                                                   ---------
                                                       2,424
                                                   ---------
MORTGAGE RELATED -- 2.9%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (B)
        1.728%, 02/27/03                656              654
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43              1,000            1,083
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
        6.340%, 06/16/30                960            1,039
   CS First Boston Mortgage Securities
     Corporation, Ser 1997-C2, Cl A2
        6.520%, 01/17/35              1,000            1,090
   Chase Funding Loan Acquisition
     Trust, Ser 2001-AD1, Cl 1A3
        4.541%, 02/25/23              1,500            1,525
   Comm, Ser 2000-FL3A, Cl A (B)
        1.590%, 02/15/03                507              506
   Comm, Ser 2001-FL5A, Cl A1 (B)
        1.820%, 02/15/03                370              370
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (B)
        1.653%, 02/25/03                103              103

--------------------------------------------------------------------------------
28                     SEI Daily Income Trust / Annual Report / January 31, 2003

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   GMAC Commercial Mortgage Securities Incorporated,
     Ser 2001-FL1A, Cl A (B)
        1.635%, 02/11/03            $   374       $      374
   GSR Mortgage Loan Trust,
     Ser 2002-9, Cl A1A (B)
        2.882%, 02/25/03                329              331
   Morgan Stanley Dean Witter
     Capital I, Ser 2000-Prin,
     Cl A1
        7.070%, 02/23/34                247              268
   Nomura Asset Securities
     Corporation, Ser 1998-D6,
     Cl A1A
        6.280%, 03/15/30                920              991
   Residential Asset Securities
     Corporation, Ser 2000-KS5,
     Cl AII (B)
        1.593%, 02/25/03                430              430
   Residential Asset Securities
     Corporation, Ser 2001-KS4,
     Cl AIB (B)
        1.673%, 02/25/03              1,052            1,054
   Washington Mutual,
     Ser 2002-AR7, Cl A1B
        5.510%, 07/25/32                328              330
                                                   ---------
                                                      10,148
                                                   ---------
Total Asset Backed Securities
   (Cost $81,584)                                     82,148
                                                   ---------

REPURCHASE AGREEMENT -- 7.8%
   ABN Amro
     1.340%, dated 01/31/03, matures
     02/03/03, repurchase price
     $27,403,060 (collateralized by
     U.S. Treasury Obligation,
     par value $27,998,000, 0.000%,
     03/27/03; with total market
     value $27,948,780)              27,400           27,400
                                                   ---------
Total Repurchase Agreement
   (Cost $27,400)                                     27,400
                                                   ---------
Total Investments -- 101.1%
   (Cost $354,528)                                   356,270
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (1.1)%
Management Fees Payable                                  (74)
Other Assets and Liabilities                          (3,912)
                                                   ---------
Total Other Assets and Liabilities, Net               (3,986)
                                                   ---------

------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 173,671,400 outstanding shares
   of beneficial interest                          $ 351,223
Distributions in excess of net investment income          (9)
Accumulated net realized loss on investments            (672)
Net unrealized appreciation on investments             1,742
                                                   ---------
Total Net Assets -- 100.0%                          $352,284
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                         $2.03
                                                    ========

(A) Discount Notes. The yield is the effective yield at time of purchase.
(B) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2003. The date shown is the earlier of the reset date or the demand date.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
ARM -- Adjustable Rate Mortgage
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     29

Statements of Operations ($ Thousands)


For the year ended January 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                     MONEY                                                       PRIME
                                                    MARKET            GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                      FUND                  FUND              FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $22,104               $14,233           $15,881             $91,457
------------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Management Fees                                   4,106                 1,994             1,786               9,863
   Investment Advisory Fees                            284                   190               215               1,186
   Shareholder Servicing Fees -- Class A Shares      1,460                 1,010             1,714               8,582
   Shareholder Servicing Fees -- Class B Shares        434                   663               549               2,031
   Shareholder Servicing Fees -- Class C Shares      1,734                   737               357               4,841
   Shareholder Servicing Fees -- Class H Shares         --                    --                --                 161
   Shareholder Servicing Fees -- Sweep Class Shares* 1,267                   438                --                 566
   Custodian/Wire Agent Fees                           188                    73                77                 449
   Trustees' Fees                                        6                     4                 4                  23
   Registration Fees                                    37                    30                22                 166
   Other Expenses                                       77                    51                56                 328
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    9,593                 5,190             4,780              28,196
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                (2,367)                 (620)             (211)             (1,258)
     Investment Advisory Fees                          (93)                  (60)              (69)               (375)
     Shareholder Servicing Fees -- Class A Shares*  (1,460)               (1,010)           (1,714)             (8,582)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      5,673                 3,500             2,786              17,981
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               16,431                10,733            13,095              73,476
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                              18                    (2)               15                 (19)
   Net Change in Unrealized
     Appreciation on Investments                        --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $16,449               $10,731           $13,110             $73,457
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.
*Includes distribution and shareholder servicing fees.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / annual Report / January 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     SHORT-DURATION   INTERMEDIATE-DURATION
                                                  TREASURY           TREASURY II         GOVERNMENT              GOVERNMENT
                                                      FUND                  FUND               FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $12,611               $12,147           $ 7,536                  $ 7,145
------------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Management Fees                                   1,783                 1,756               783                      566
   Investment Advisory Fees                            170                   168               208                      150
   Shareholder Servicing Fees -- Class A Shares        531                 1,148               559                      404
   Shareholder Servicing Fees -- Class B Shares        936                   478                --                       --
   Shareholder Servicing Fees -- Class C Shares        509                   565                --                       --
   Shareholder Servicing Fees -- Class H Shares         --                    --                --                       --
   Shareholder Servicing Fees -- Sweep Class Shares*   875                    --                --                       --
   Custodian/Wire Agent Fees                           110                    63                20                       11
   Trustees' Fees                                        3                     3                 1                        1
   Registration Fees                                    31                    22                 8                        5
   Other Expenses                                       45                    44                50                       40
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    4,993                 4,247             1,629                    1,177
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                  (599)                 (170)              (43)                      --
     Investment Advisory Fees                          (57)                  (56)              (20)                      --
     Shareholder Servicing Fees -- Class A Shares*    (531)               (1,148)             (559)                    (369)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      3,806                 2,873             1,007                      808
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                8,805                 9,274             6,529                    6,337
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                               6                     2             1,038                    2,359
   Net Change in Unrealized
     Appreciation on Investments                        --                    --             3,290                    5,146
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ 8,811               $ 9,276           $10,857                  $13,842
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      CORPORATE
                                                      GNMA         DAILY INCOME
                                                      FUND                 FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $14,566               $7,270
--------------------------------------------------------------------------------

   EXPENSES:
   Management Fees                                     988                  804
   Investment Advisory Fees                            287                  230
   Shareholder Servicing Fees-- Class A Shares         772                  574
   Shareholder Servicing Fees-- Class B Shares          --                   --
   Shareholder Servicing Fees-- Class C Shares          --                   --
   Shareholder Servicing Fees-- Class H Shares          --                   --
   Shareholder Servicing Fees-- Sweep Class Shares*     --                   --
   Custodian/Wire Agent Fees                            28                   21
   Trustees' Fees                                        2                    1
   Registration Fees                                     6                    6
   Other Expenses                                       75                   51
--------------------------------------------------------------------------------
   Total Expenses                                    2,158                1,687
--------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                    --                 (222)
     Investment Advisory Fees                           --                  (87)
     Shareholder Servicing Fees -- Class A Shares*    (305)                (574)
--------------------------------------------------------------------------------
   Net Expenses                                      1,853                  804
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                               12,713                6,466
--------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                           2,089                  (180
   Net Change in Unrealized
     Appreciation on Investments                     6,976                   765
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $21,778                $7,051
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     31

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                         MONEY MARKET                      GOVERNMENT
                                                                             FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                         2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           $   16,431     $    55,008        $ 10,733     $    26,696
   Net Realized Gain (Loss) from Security Transactions                     18             (23)             (2)             (8)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                16,449          54,985          10,731          26,688
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                           (9,314)        (31,630)         (6,130)        (15,819)
     Class B                                                           (1,877)         (5,826)         (2,655)         (5,360)
     Class C                                                           (3,833)        (11,609)         (1,505)         (4,034)
     Class H                                                               --              --              --              --
     Sweep Class                                                       (1,442)         (5,943)           (454)         (1,476)
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                (16,466)        (55,008)        (10,744)        (26,689)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                      3,949,722       9,130,981       1,933,257       3,286,007
   Reinvestment of Cash Distributions                                   6,412          15,525           2,247           5,726
   Cost of Shares Redeemed                                         (3,794,810)     (9,468,657)     (1,967,453)     (3,143,788)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions        161,324        (322,151)        (31,949)        147,945
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                      1,079,837       1,073,226       1,460,945       1,364,430
   Reinvestment of Cash Distributions                                     118             193           1,008             956
   Cost of Shares Redeemed                                         (1,117,844)     (1,037,202)     (1,421,418)     (1,237,769)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions        (37,889)         36,217          40,535         127,617
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                      1,512,036       1,715,566         653,653         584,377
   Reinvestment of Cash Distributions                                     181             500              --              25
   Cost of Shares Redeemed                                         (1,612,290)     (1,616,297)       (666,042)       (537,593)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions       (100,073)         99,769         (12,389)         46,809
---------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                             --              --              --              --
   Reinvestment of Cash Distributions                                      --              --              --              --
   Cost of Shares Redeemed                                                 --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                        --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                        714,283         573,760         416,554         393,879
   Reinvestment of Cash Distributions                                       1              --               6              22
   Cost of Shares Redeemed                                           (742,410)       (615,703)       (435,413)       (370,100)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions    (28,126)       (41,943)        (18,853)          23,801
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions   (4,764)      (228,108)        (22,656)         346,172
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                             (4,781)       (228,131)        (22,669)        346,171
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              1,202,232       1,430,363         842,586         496,415
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $1,197,451     $ 1,202,232     $   819,917     $   842,586
---------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
32                     SEI Daily Income Trust / Annual Report / January 31, 2003

---------------------------------------------------------------------------------------------------------------------------------
                                                                         GOVERNMENT II                PRIME OBLIGATION
                                                                             FUND                            FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                        2003            2002           2003              2002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                         $    13,095     $    40,579     $    73,476     $    241,112
   Net Realized Gain (Loss) from Security Transactions                    15               5             (19)             (51)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations               13,110          40,584          73,457          241,061
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                         (10,199)        (32,523)        (53,714)        (185,992)
     Class B                                                          (2,186)         (6,124)         (8,570)         (23,755)
     Class C                                                            (711)         (1,932)        (10,351)         (28,615)
     Class H                                                              --              --            (424)          (2,144)
     Sweep Class                                                          --              --            (627)            (609)
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (13,096)        (40,579)        (73,686)        (241,115)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                     2,252,221       3,791,489      30,363,602       57,141,751
   Reinvestment of Cash Distributions                                    996           7,252          21,539           63,565
   Cost of Shares Redeemed                                        (2,271,684)     (4,021,387)    (30,846,996)     (58,328,849)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions       (18,467)       (222,646)       (461,855)      (1,123,533)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       881,675         920,951       5,064,601        6,387,678
   Reinvestment of Cash Distributions                                    423           1,438           3,980            7,048
   Cost of Shares Redeemed                                          (872,346)       (898,052)     (4,968,144)      (6,191,570)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions         9,752          24,337         100,437          203,156
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                       310,865         345,060       4,521,861        4,147,733
   Reinvestment of Cash Distributions                                     --               3           2,680            5,195
   Cost of Shares Redeemed                                          (336,422)       (320,658)     (4,542,208)      (4,015,977)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions       (25,557)         24,405         (17,667)         136,951
---------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                            --              --         113,261           41,035
   Reinvestment of Cash Distributions                                     --              --             427              610
   Cost of Shares Redeemed                                                --              --         (98,799)         (21,794)
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                       --              --          14,889           19,851
---------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                            --              --         623,775          600,001
   Reinvestment of Cash Distributions                                     --              --              15               70
   Cost of Shares Redeemed                                                --              --        (643,775)        (592,076)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions        --              --         (19,985)           7,995
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions (34,272)       (173,904)       (384,181)        (755,580)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                           (34,258)       (173,899)       (384,410)        (755,634)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                               933,268       1,107,167       5,719,614        6,475,248
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $   899,010     $   933,268     $ 5,335,204     $  5,719,614
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                          TREASURY                      TREASURY II
                                                                            FUND                           FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     2003            2002           2003              2002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                         $     8,805     $    24,914     $     9,274     $    22,491
   Net Realized Gain (Loss) from Security Transactions                     6             (18)              2             (62)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                8,811          24,896           9,276          22,429
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                          (3,217)         (7,563)         (6,640)        (16,512)
     Class B                                                          (3,755)        (11,019)         (1,721)         (2,956)
     Class C                                                          (1,008)         (3,136)         (1,020)         (3,031)
     Class H                                                              --              --              --              --
     Sweep Class                                                        (887)         (3,198)             --              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                (8,867)        (24,916)         (9,381)        (22,499)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                     1,418,730       2,575,649       2,200,766       2,652,921
   Reinvestment of Cash Distributions                                  2,140           3,349           1,662           4,710
   Cost of Shares Redeemed                                        (1,495,360)     (2,483,402)     (2,347,570)     (2,507,369)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions       (74,490)         95,596        (145,142)        150,262
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                     1,523,924       1,212,802       1,123,868         707,965
   Reinvestment of Cash Distributions                                    789           1,578             430             895
   Cost of Shares Redeemed                                        (1,521,595)     (1,206,165)     (1,047,187)       (673,659)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions         3,118           8,215          77,111          35,201
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                       903,106         849,818         728,071         749,118
   Reinvestment of Cash Distributions                                     11              --               1              --
   Cost of Shares Redeemed                                          (897,850)       (851,874)       (745,099)       (730,173)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions         5,267          (2,056)        (17,027)         18,945
---------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                            --              --              --              --
   Reinvestment of Cash Distributions                                     --              --              --              --
   Cost of Shares Redeemed                                                --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                       --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                       617,745         575,101              --              --
   Reinvestment of Cash Distributions                                     --              --              --              --
   Cost of Shares Redeemed                                          (634,742)       (566,474)             --              --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
     Transactions                                                    (16,997)          8,627              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                    (83,102)        110,382         (85,058)        204,408
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                           (83,158)        110,362         (85,163)        204,338
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                               755,550         645,188         799,092         594,754
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $   672,392     $   755,550     $   713,929     $   799,092
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     33

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SHORT-DURATION
                                                                                                      GOVERNMENT FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2003               2002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                                     $    6,529          $   5,259
   Net Realized Gain (Loss) on Investments                                                        1,038              1,402
   Net Change in Unrealized Appreciation of Investments                                           3,290                  1
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                          10,857              6,662
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                                     (7,112)            (5,260)
   Net Realized Gains:
     Class A                                                                                       (998)                --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                           (8,110)            (5,260)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                585,210            387,062
     Reinvestment of Cash Distributions                                                           5,878              2,965
     Cost of Shares Redeemed                                                                   (426,782)          (339,930)
---------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions                                           164,306             50,097
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                                                     --                 --
     Reinvestment of Cash Distributions                                                              --                 --
     Cost of Shares Redeemed                                                                         --                 (4)
---------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                                --                 (4)
     Increase in Net Assets from Capital Share Transactions                                     164,306             50,093
     Net Increase in Net Assets                                                                 167,053             51,495
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                          150,993             99,498
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                             $  318,046          $ 150,993
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                                                               56,199             37,780
     Shares Issued in lieu of Cash Distributions                                                    564                289
     Shares Redeemed                                                                            (41,025)           (33,207)
---------------------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                                                  15,738              4,862
---------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2003


---------------------------------------------------------------------------------------------------------------------------------
                                                                  INTERMEDIATE-DURATION                           GNMA
                                                                     GOVERNMENT FUND                              FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                 2003                2002               2003               2002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                    $   6,337            $  4,511          $  12,713           $  9,056
   Net Realized Gain (Loss) on Investments                      2,359                 925              2,089                128
   Net Change in Unrealized Appreciation of Investments         5,146                 610              6,976              1,725
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations        13,842               6,046             21,778             10,909
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                   (6,611)             (4,534)           (16,011)            (9,181)
   Net Realized Gains:
     Class A                                                       --                  --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (6,611)             (4,534)           (16,011)            (9,181)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                              201,432              78,583            517,619            231,075
     Reinvestment of Cash Distributions                         4,047               1,764             12,018              5,759
     Cost of Shares Redeemed                                 (144,036)            (47,047)          (379,758)           (92,218)
---------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions          61,443              33,300            149,879            144,616
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                   --                  --                 --                 --
     Reinvestment of Cash Distributions                            --                  --                 --                 --
     Cost of Shares Redeemed                                       --                  --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions              --                  --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Capital Share Transactions    61,443              33,300            149,879            144,616
---------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets                                68,674              34,812            155,646            146,344
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                        119,335              84,523            234,747             88,403
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $ 188,009            $119,335          $ 390,393           $234,747
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                             18,819               7,549             51,467             23,390
     Shares Issued in lieu of Cash Distributions                  379                 171              1,197                582
     Shares Redeemed                                          (13,406)             (4,522)           (37,789)            (9,326)
---------------------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                 5,792               3,198             14,875             14,646
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                                    CORPORATE DAILY
                                                                      INCOME FUND

--------------------------------------------------------------------------------------------------
                                                                2003                2002
--------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                    $  6,466           $  6,126
   Net Realized Gain (Loss) on Investments                      (180)               394
   Net Change in Unrealized Appreciation of Investments          765                147
--------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations        7,051              6,667
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                  (6,999)            (6,119)
   Net Realized Gains:
     Class A                                                    (302)                --
--------------------------------------------------------------------------------------------------
   Total Distributions                                        (7,301)            (6,119)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                              573,332            384,820
     Reinvestment of Cash Distributions                         5,547              4,586
     Cost of Shares Redeemed                                 (394,246)          (336,589)
--------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions         184,633             52,817
--------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                   --                 --
     Reinvestment of Cash Distributions                            --                 --
     Cost of Shares Redeemed                                       --                 --
--------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions              --                 --
--------------------------------------------------------------------------------------------------
     Increase in Net Assets from Capital Share Transactions   184,633             52,817
--------------------------------------------------------------------------------------------------
     Net Increase in Net Assets                               184,383             53,365
--------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                        167,901            114,536
--------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $ 352,284          $ 167,901
--------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                            282,615            189,613
     Shares Issued in lieu of Cash Distributions                2,737              2,261
     Shares Redeemed                                         (194,349)          (166,100)
--------------------------------------------------------------------------------------------------
     Total Class A Transactions                                91,003             25,774
--------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     35

Financial Highlights


For the periods ended January 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------
                                              Net Realized                       Distri-
                                                       and                       butions
                  Net Asset                     Unrealized      Distributions       from
                     Value,           Net            Gains           from Net   Realized         Net Asset
                  Beginning    Investment         (Losses)         Investment    Capital        Value, End        Total
                  of Period        Income    on Securities             Income      Gains         of Period      Return+
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2003               $1.00         $0.02              $--             $(0.02)       $--             $1.00         1.61%
   2002                1.00          0.04               --              (0.04)        --              1.00         3.70
   2001                1.00          0.06               --              (0.06)        --              1.00         6.49
   2000                1.00          0.05               --              (0.05)        --              1.00         5.19
   1999                1.00          0.05               --              (0.05)        --              1.00         5.50
   CLASS B
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.31%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.39
   2001                1.00          0.06               --              (0.06)        --              1.00         6.17
   2000                1.00          0.05               --              (0.05)        --              1.00         4.87
   1999                1.00          0.05               --              (0.05)        --              1.00         5.18
   CLASS C
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.11%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.19
   2001                1.00          0.06               --              (0.06)        --              1.00         5.96
   2000                1.00          0.05               --              (0.05)        --              1.00         4.66
   1999                1.00          0.05               --              (0.05)        --              1.00         4.97
   SWEEP CLASS
   2003               $1.00         $0.01              $--            $(0.01)        $--             $1.00         0.85%
   2002                1.00          0.03               --              (0.03)        --              1.00         2.93
   2001                1.00          0.06               --              (0.06)        --              1.00         5.70
   2000                1.00          0.04               --              (0.04)        --              1.00         4.40
   1999(1)             1.00          0.02               --              (0.02)        --              1.00         4.56

GOVERNMENT FUND
   CLASS A
   2003               $1.00         $0.02              $--             $(0.02)       $--             $1.00         1.53%
   2002                1.00          0.04               --              (0.04)        --              1.00         3.64
   2001                1.00          0.06               --              (0.06)        --              1.00         6.37
   2000                1.00          0.05               --              (0.05)        --              1.00         5.12
   1999                1.00          0.05               --              (0.05)        --              1.00         5.39
   CLASS B
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.23%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.33
   2001                1.00          0.06               --              (0.06)        --              1.00         6.05
   2000                1.00          0.05               --              (0.05)        --              1.00         4.81
   1999                1.00          0.05               --              (0.05)        --              1.00         5.08
   CLASS C
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.02%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.13
   2001                1.00          0.06               --              (0.06)        --              1.00         5.84
   2000                1.00          0.05               --              (0.05)        --              1.00         4.60
   1999                1.00          0.05               --              (0.05)        --              1.00         4.87

-------------------------------------------------------------------------------------
                                                                         Ratio of Net
                                                               Ratio of    Investment
                                           Ratio of Net        Expenses        Income
                                 Ratio of    Investment      to Average    to Average
              Net Assets         Expenses        Income      Net Assets    Net Assets
           End of Period       to Average    to Average      (Excluding    (Excluding
           ($ Thousands)       Net Assets    Net Assets        Waivers)      Waivers)
-------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2003       $  581,097             0.18%         1.59%           0.63%         1.14%
   2002          419,783             0.18          3.90            0.63          3.45
   2001          741,949             0.18          6.39            0.64          5.93
   2000          264,423             0.18          4.97            0.65          4.50
   1999        1,212,244             0.18          5.32            0.64          4.86
   CLASS B
   2003       $  159,389             0.48%         1.30%           0.68%         1.10%
   2002          197,280             0.48          3.27            0.68          3.07
   2001          161,067             0.48          6.07            0.69          5.86
   2000           33,839             0.48          4.91            0.71          4.68
   1999            7,875             0.48          5.08            0.69          4.87
   CLASS C
   2003       $  307,236             0.68%         1.10%           0.88%         0.90%
   2002          407,312             0.68          3.02            0.88          2.82
   2001          307,545             0.68          5.84            0.89          5.63
   2000          179,565             0.68          4.61            0.91          4.38
   1999          132,831             0.68          4.84            0.89          4.63
   SWEEP CLASS
   2003       $  149,729             0.93%         0.85%           1.13%         0.65%
   2002          177,857             0.93          2.92            1.13          2.72
   2001          219,802             0.93          5.63            1.14          5.42
   2000           26,342             0.93          4.44            1.16          4.21
   1999(1)         6,669             0.93          4.36            1.14          4.15

GOVERNMENT FUND
   CLASS A
   2003       $  370,142             0.20%         1.51%           0.53%         1.18%
   2002          402,096             0.20          3.42            0.53          3.09
   2001          254,143             0.20          6.21            0.54          5.87
   2000          206,481             0.20          5.00            0.55          4.65
   1999          204,988             0.20          5.22            0.55          4.87
   CLASS B
   2003       $  258,488             0.50%         1.20%           0.58%         1.12%
   2002          217,957             0.50          3.00            0.58          2.92
   2001           90,343             0.50          5.92            0.59          5.83
   2000           64,616             0.50          4.74            0.60          4.64
   1999           34,676             0.50          4.92            0.60          4.82
   CLASS C
   2003       $  138,864             0.70%         1.02%           0.78%         0.94%
   2002          151,256             0.70          2.90            0.78          2.82
   2001          104,452             0.70          5.73            0.79          5.64
   2000           60,328             0.70          4.53            0.80          4.43
   1999           39,881             0.70          4.70            0.80          4.60




--------------------------------------------------------------------------------
36                     SEI Daily Income Trust / Annual Report / January 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                              Net Realized                       Distri-
                                                       and                       butions
                  Net Asset                     Unrealized      Distributions       from
                     Value,           Net            Gains           from Net   Realized         Net Asset
                  Beginning    Investment         (Losses)         Investment    Capital        Value, End        Total
                  of Period        Income    on Securities             Income      Gains         of Period      Return+
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2003               $1.00         $0.01              $--            $(0.01)        $--             $1.00         0.77%
   2002                1.00          0.03               --              (0.03)        --              1.00         2.87
   2001                1.00          0.05               --              (0.05)        --              1.00         5.57
   2000                1.00          0.04               --              (0.04)        --              1.00         4.34
   1999(2)             1.00          0.03               --              (0.03)        --              1.00         4.49

GOVERNMENT II FUND
   CLASS A
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.50%
   2002                1.00          0.04               --              (0.04)        --              1.00         3.63
   2001                1.00          0.06               --              (0.06)        --              1.00         6.31
   2000                1.00          0.05               --              (0.05)        --              1.00         5.05
   1999                1.00          0.05               --              (0.05)        --              1.00         5.33
   CLASS B
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.20%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.32
   2001                1.00          0.06               --              (0.06)        --              1.00         5.99
   2000                1.00          0.05               --              (0.05)        --              1.00         4.74
   1999                1.00          0.05               --              (0.05)        --              1.00         5.01
   CLASS C
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.00%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.11
   2001                1.00          0.06               --              (0.06)        --              1.00         5.78
   2000                1.00          0.04               --              (0.04)        --              1.00         4.53
   1999                1.00          0.05               --              (0.05)        --              1.00         4.81

PRIME OBLIGATION FUND
   CLASS A
   2003               $1.00         $0.02              $--             $(0.02)       $--             $1.00         1.58%
   2002                1.00          0.04               --              (0.04)        --              1.00         3.70
   2001                1.00          0.06               --              (0.06)        --              1.00         6.46
   2000                1.00          0.05               --              (0.05)        --              1.00         5.25
   1999                1.00          0.05               --              (0.05)        --              1.00         5.48

----------------------------------------------------------------------------------------
                                                                         Ratio of Net
                                                               Ratio of    Investment
                                           Ratio of Net        Expenses        Income
                                 Ratio of    Investment      to Average    to Average
              Net Assets         Expenses        Income      Net Assets    Net Assets
           End of Period       to Average    to Average      (Excluding    (Excluding
           ($ Thousands)       Net Assets    Net Assets        Waivers)      Waivers)
----------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2003       $   52,423             0.95%         0.77%          1.03%          0.69%
   2002           71,277             0.95          2.67            1.03          2.59
   2001           47,477             0.95          5.47            1.04          5.38
   2000           22,547             0.95          4.42            1.05          4.32
   1999(2)         3,248             0.95          4.37            1.05          4.27

GOVERNMENT II FUND
   CLASS A
   2003       $  669,654             0.20%         1.49%           0.48%         1.21%
   2002          688,112             0.20          3.63            0.48          3.35
   2001          910,748             0.20          6.14            0.49          5.85
   2000          793,640             0.20          4.93            0.49          4.64
   1999          943,396             0.20          5.20            0.50          4.90
   CLASS B
   2003       $  174,496             0.50%         1.19%           0.53%         1.16%
   2002          164,741             0.50          3.21            0.53          3.18
   2001          140,408             0.50          5.88            0.54          5.84
   2000           82,771             0.50          4.65            0.54          4.61
   1999           64,838             0.50          4.86            0.55          4.81
   CLASS C
   2003       $   54,860             0.70%         1.00%           0.73%         0.97%
   2002           80,415             0.70          2.84            0.73          2.81
   2001           56,011             0.70          5.67            0.74          5.63
   2000           44,019             0.70          4.40            0.74          4.36
   1999           50,712             0.70          4.70            0.75          4.65

PRIME OBLIGATION FUND
   CLASS A
   2003       $3,527,722             0.20%         1.56%           0.48%         1.28%
   2002        3,989,778             0.20          3.72            0.48          3.44
   2001        5,113,420             0.20          6.25            0.49          5.96
   2000        5,486,642             0.20          5.16            0.49          4.87
   1999        4,482,676             0.20          5.32            0.50          5.02

   Amounts designated as "--" are $0 or have been rounded to $0.
   +  Returns are for the period indicated (unless otherwise noted) and have not been annualized.
 (1) Money Market Fund Sweep Class shares were offered beginning July 15, 1998.
     All ratios and total return for that period have been annualized.
 (2) Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.


 The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     37

FINANCIAL HIGHLIGHTS

For the periods ended January 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------
                                              Net Realized                       Distri-
                                                       and                       butions
               Net Asset                        Unrealized      Distributions       from
                  Value,              Net            Gains           from Net   Realized         Net Asset
               Beginning       Investment         (Losses)         Investment    Capital        Value, End        Total
               of Period           Income    on Securities             Income      Gains         of Period      Return+
---------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.28%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.39
   2001                1.00          0.06               --              (0.06)        --              1.00         6.14
   2000                1.00          0.05               --              (0.05)        --              1.00         4.93
   1999                1.00          0.05               --              (0.05)        --              1.00         5.16
   CLASS C
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         1.07%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.18
   2001                1.00          0.06               --              (0.06)        --              1.00         5.93
   2000                1.00          0.05               --              (0.05)        --              1.00         4.72
   1999                1.00          0.05               --              (0.05)        --              1.00         4.96
   CLASS H
   2003               $1.00        $ 0.01              $--             $(0.01)       $--             $1.00         1.15%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.25
   2001(1)             1.00          0.04               --              (0.04)        --              1.00         3.94
   SWEEP CLASS
   2003               $1.00         $0.01              $--            $(0.01)        $--             $1.00         0.82%
   2002                1.00          0.03               --              (0.03)        --              1.00         2.92
   2001                1.00          0.06               --              (0.06)        --              1.00         5.67
   2000                1.00          0.04               --              (0.04)        --              1.00         4.46
   1999(2)             1.00          0.03               --              (0.03)        --              1.00         4.61

TREASURY FUND
   CLASS A
   2003               $1.00         $0.02              $--            $ (0.02)       $--             $1.00         1.51%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.48
   2001                1.00          0.06               --              (0.06)        --              1.00         6.24
   2000                1.00          0.05               --              (0.05)        --              1.00         4.93
   1999                1.00          0.05               --              (0.05)        --              1.00         5.28
   CLASS B
   2003               $1.00         $0.01              $--            $ (0.01)       $--             $1.00         1.21%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.18
   2001                1.00          0.06               --              (0.06)        --              1.00         5.92
   2000                1.00          0.05               --              (0.05)        --              1.00         4.62
   1999                1.00          0.05               --              (0.05)        --              1.00         4.97
   CLASS C
   2003               $1.00         $0.01              $--            $ (0.01)       $--             $1.00         1.01%
   2002                1.00          0.03               --              (0.03)        --              1.00         2.97
   2001                1.00          0.06               --              (0.06)        --              1.00         5.71
   2000                1.00          0.04               --              (0.04)        --              1.00         4.41
   1999                1.00          0.05               --              (0.05)        --              1.00         4.76

----------------------------------------------------------------------------------------
                                                                         Ratio of Net
                                                               Ratio of    Investment
                                           Ratio of Net        Expenses        Income
                                 Ratio of    Investment      to Average    to Average
              Net Assets         Expenses        Income      Net Assets    Net Assets
           End of Period       to Average    to Average      (Excluding    (Excluding
           ($ Thousands)       Net Assets    Net Assets        Waivers)      Waivers)
----------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2003         $776,902             0.50%         1.26%           0.53%         1.23%
   2002          676,475             0.50          3.21            0.53          3.18
   2001          473,294             0.50          6.01            0.54          5.97
   2000          347,215             0.50          4.84            0.54          4.80
   1999          229,361             0.50          5.04            0.55          4.99
   CLASS C
   2003         $929,285             0.70%         1.07%           0.73%         1.04%
   2002          946,967             0.70          3.07            0.73          3.04
   2001          809,989             0.70          5.81            0.74          5.77
   2000          501,789             0.70          4.68            0.74          4.64
   1999          351,881             0.70          4.82            0.75          4.77
   CLASS H
   2003         $ 44,327             0.63%         1.13%           0.66%         1.10%
   2002           29,412             0.63          2.89            0.65          2.87
   2001(1)         9,591             0.63          5.90            0.67          5.86
   SWEEP CLASS
   2003         $ 56,968             0.95%         0.83%           0.98%         0.80%
   2002           76,982             0.95          2.88            0.98          2.85
   2001           68,954             0.95          5.61            0.99          5.57
   2000           14,423             0.95          4.49            0.99          4.45
   1999(2)         5,645             0.95          4.35            1.00          4.30

TREASURY FUND
   CLASS A
   2003         $147,129             0.20%         1.50%           0.54%         1.16%
   2002          221,636             0.20          3.30            0.53          2.97
   2001          126,044             0.20          6.06            0.55          5.71
   2000          196,282             0.20          4.77            0.56          4.41
   1999          269,680             0.20          5.14            0.57          4.77
   CLASS B
   2003         $319,991             0.50%         1.19%           0.59%         1.10%
   2002          316,896             0.50          3.11            0.58          3.03
   2001          308,688             0.50          5.79            0.60          5.69
   2000          159,042             0.50          4.55            0.61          4.44
   1999           96,074             0.50          4.86            0.62          4.74
   CLASS C
   2003         $103,015             0.70%         0.98%           0.79%         0.89%
   2002           97,755             0.70          2.86            0.78          2.78
   2001           99,816             0.70          5.56            0.80          5.46
   2000          115,471             0.70          4.34            0.81          4.23
   1999          103,643             0.70          4.62            0.82          4.50




--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                              Net Realized                       Distri-
                                                       and                       butions
               Net Asset                        Unrealized      Distributions       from
                  Value,              Net            Gains           from Net   Realized         Net Asset
               Beginning       Investment         (Losses)         Investment    Capital        Value, End        Total
               of Period           Income    on Securities             Income      Gains         of Period      Return+
---------------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         0.76%
   2002                1.00          0.03               --              (0.03)        --              1.00         2.71
   2001                1.00          0.05               --              (0.05)        --              1.00         5.45
   2000                1.00          0.04               --              (0.04)        --              1.00         4.15
   1999                1.00          0.04               --              (0.04)        --              1.00         4.50

TREASURY II FUND
   CLASS A
   2003               $1.00         $0.01              $--            $ (0.01)       $--             $1.00         1.42%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.35
   2001                1.00          0.06               --              (0.06)        --              1.00         5.86
   2000                1.00          0.05               --              (0.05)        --              1.00         4.60
   1999                1.00          0.05               --              (0.05)        --              1.00         4.86
   CLASS B
   2003               $1.00         $0.01              $--            $ (0.01)       $--             $1.00         1.12%
   2002                1.00          0.03               --              (0.03)        --              1.00         3.05
   2001                1.00          0.05               --              (0.05)        --              1.00         5.55
   2000                1.00          0.04               --              (0.04)        --              1.00         4.30
   1999                1.00          0.04               --              (0.04)        --              1.00         4.55
   CLASS C
   2003               $1.00         $0.01              $--             $(0.01)       $--             $1.00         0.91%
   2002                1.00          0.03               --              (0.03)        --              1.00         2.84
   2001                1.00          0.05               --              (0.05)        --              1.00         5.33
   2000                1.00          0.04               --              (0.04)        --              1.00         4.08
   1999                1.00          0.04               --              (0.04)        --              1.00         4.34

----------------------------------------------------------------------------------------
                                                                          atio of Net
                                                               Ratio of    Investment
                                           Ratio of Net        Expenses        Income
                                 Ratio of    Investment      to Average    to Average
              Net Assets         Expenses        Income      Net Assets    Net Assets
           End of Period       to Average    to Average      (Excluding    (Excluding
           ($ Thousands)       Net Assets    Net Assets        Waivers)      Waivers)
----------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2003         $102,257             0.95%         0.75%           1.04%         0.66%
   2002          119,263             0.95          2.61            1.03          2.53
   2001          110,640             0.95          5.33            1.05          5.23
   2000           82,785             0.95          4.08            1.06          3.97
   1999           72,368             0.95          4.40            1.07          4.28

TREASURY II FUND
   CLASS A
   2003         $410,954             0.25%         1.42%           0.53%         1.14%
   2002          556,201             0.25          3.20            0.53          2.92
   2001          406,003             0.25          5.70            0.54          5.41
   2000          379,179             0.25          4.49            0.54          4.20
   1999          451,738             0.25          4.81            0.55          4.51
   CLASS B
   2003         $210,421             0.55%         1.08%           0.58%         1.05%
   2002          133,310             0.55          2.94            0.58          2.91
   2001           98,111             0.55          5.40            0.59          5.36
   2000           75,755             0.55          4.23            0.59          4.19
   1999          137,577             0.55          4.36            0.60          4.31
   CLASS C
   2003         $ 92,554             0.75%         0.90%           0.78%         0.87%
   2002          109,581             0.75          2.71            0.78          2.68
   2001           90,640             0.75          5.30            0.79          5.26
   2000           34,405             0.75          4.06            0.79          4.02
   1999           19,361             0.75          4.21            0.80          4.16

   Amounts designated as "--" are $0 or have been rounded to $0.
   +  Returns are for the period indicated (unless otherwise noted) and have not been annualized.
 (1) Prime Obligation Fund Class H shares were offered beginning June 8, 2000.
     All ratios and total return for that period have been annualized.
 (2) Prime Obligation Fund Sweep Class shares were offered beginning May 18,
     1998. All ratios and total return for that period have been annualized.


 The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     39

FINANCIAL HIGHLIGHTS

For the years ended January 31,
For a Share Outstanding Throughout the Years

--------------------------------------------------------------------------------------------------------------------
                                              Net Realized                       Distri-
                                                       and                       butions
                  Net Asset                     Unrealized   Distributions          from
                     Value,           Net            Gains        from Net      Realized     Net Asset
                  Beginning    Investment         (Losses)      Investment       Capital    Value, End      Total
                  of Period        Income    on Securities          Income         Gains     of Period    Return+
--------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2003              $10.30         $0.32           $ 0.21          $(0.34)       $(0.03)       $10.46       5.29%
   2002               10.15          0.47             0.16           (0.48)           --         10.30       6.28
   2001                9.87          0.60             0.28           (0.60)           --         10.15       9.14
   2000               10.16          0.51            (0.29)          (0.51)           --          9.87       2.22
   1999               10.06          0.54             0.10           (0.54)           --         10.16       6.49

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2003              $10.40         $0.42           $ 0.51          $(0.44)       $   --        $10.89       9.12%
   2002               10.22          0.54             0.18           (0.54)           --         10.40       7.19
   2001                9.62          0.56             0.60           (0.56)           --         10.22      12.42
   2000               10.24          0.54            (0.62)          (0.54)           --          9.62      (0.77)
   1999               10.07          0.56             0.17           (0.56)           --         10.24       7.46

GNMA FUND
   CLASS A
   2003              $ 9.91         $0.44           $ 0.31          $(0.53)       $   --        $10.13       7.73%
   2002                9.78          0.55             0.14           (0.56)           --          9.91       7.22
   2001                9.20          0.62             0.58           (0.62)           --          9.78      13.44
   2000                9.91          0.60            (0.71)          (0.60)           --          9.20      (1.18)
   1999                9.87          0.61             0.04           (0.61)           --          9.91       6.76

CORPORATE DAILY INCOME FUND
   CLASS A
   2003              $ 2.03         $0.06           $   --          $(0.06)       $(0.00)*      $ 2.03       3.35%
   2002                2.01          0.10             0.02           (0.10)           --          2.03       6.08
   2001                1.97          0.12             0.04           (0.12)           --          2.01       8.45
   2000                2.00          0.10            (0.03)          (0.10)           --          1.97       3.77
   1999                2.00          0.11               --           (0.11)           --          2.00      5.61

---------------------------------------------------------------------------------------------------------
                                                                             Ratio of Net
                                                                  Ratio of     Investment
                                           Ratio of Net           Expenses         Income
                                 Ratio of    Investment         to Average     to Average
              Net Assets         Expenses        Income         Net Assets     Net Assets    Portfolio
           End of Period       to Average    to Average         (Excluding     (Excluding     Turnover
           ($ Thousands)       Net Assets    Net Assets           Waivers)       Waivers)         Rate
---------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2003         $318,046             0.45%         2.92%              0.73%          2.64%         125%
   2002          150,993             0.45          4.58               0.72           4.31          84
   2001           99,495             0.45          5.94               0.74           5.65          79
   2000           97,545             0.45          5.08               0.74           4.79         102
   1999           99,047             0.45          5.31               0.72           5.04          90

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2003         $188,009             0.50%         3.92%              0.73%          3.69%          57%
   2002          119,335             0.50          5.17               0.72           4.95          50
   2001           84,523             0.50          5.67               0.73           5.44          41
   2000          114,538             0.50          5.47               0.73           5.24          31
   1999          124,657             0.50          5.54               0.76           5.28          21

GNMA FUND
   CLASS A
   2003         $390,393             0.60%         4.12%              0.70%          4.02%         146%
   2002          234,747             0.60          5.50               0.69           5.41         108
   2001           88,403             0.60          6.52               0.71           6.41          81
   2000           84,006             0.60          6.21               0.71           6.10          29
   1999          100,799             0.60          6.14               0.72           6.02          27

CORPORATE DAILY INCOME FUND
   CLASS A
   2003         $352,284             0.35%         2.81%              0.73%          2.43%          76%
   2002          167,901             0.35          4.74               0.72           4.37          75
   2001          114,536             0.35          6.10               0.73           5.72          68
   2000          114,118             0.35          5.27               0.74           4.88          71
   1999           90,043             0.35          5.38               0.76           4.97          48

   Amounts designated as "--" are $0 or have been rounded to $0.
   + Returns are for the period indicated and have not been annualized.
   * Amount represents less than $0.01 per share.

   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
40                     SEI Daily Income Trust / Annual Report / January 31, 2003

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements


1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund, the Intermediate-Duration Government Fund, the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which require the use of estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on January 31, 2003, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     41

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, for the Class A, Class B and Class C shares of the Government, Government II, Prime Obligation, Treasury and Treasury II Money Market Funds, the Manager has contractually agreed to waive a portion or all of its fee to an amount which limits each Fund's total annual expenses to the amounts shown below. The Manager has also voluntarily agreed to waive a portion or all of its fee for the Sweep Class shares of the Government and Treasury Money Market Funds, the Class H and Sweep Class shares of the Prime Obligation Fund and all of the classes of the Money Market Fund and the Fixed Income Funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Fund's daily net assets.) For more information concerning these fees and waivers please see the Funds' current prospectuses.
--------------------------------------------------------------------------------
                 Money                           Prime
                Market     Gov't   Gov't II Obligation   Treasury Treasury II
--------------------------------------------------------------------------------
Class A           .18%      .20%       .20%       .20%       .20%       .25%
Class B           .48%      .50%       .50%       .50%       .50%       .55%
Class C           .68%      .70%       .70%       .70%       .70%       .75%
Class H            --        --         --        .63%        --         --
Sweep Class       .93%      .95%        --        .95%       .95%        --

--------------------------------------------------------------------------------
                          Short-  Intermediate             Corporate
                        Duration      Duration                 Daily
                           Gov't         Gov't       GNMA     Income
--------------------------------------------------------------------------------
Class A                     .45%          .50%       .60%       .35%

In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. The Class A shares of the Intermediate-Duration Government and GNMA Funds voluntarily waived a portion of their fees. The Distributor has the right to discontinue this waiver at any time. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to .05%, .25% and .18%, respectively, of the average daily net assets attributable to that class.

The Money Market, Government, Prime Obligation and Treasury Funds' Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the Shareholder Servicing Plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.


--------------------------------------------------------------------------------
42                     SEI Daily Income Trust / Annual Report / January 31, 2003

4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENTS

At a special meeting of shareholders, the shareholders of each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund WITHOUT obtaining shareholder approval; (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers;" As of March 17, 2003, SIMC, which served as each Fund's investment adviser under an "interim" advisory agreement since October 18, 2002, will serve as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund. Wellington Management Company LLP ("Wellington LLP") acted as the investment adviser for the aforementioned Funds prior to October 18, 2002. Prior to October 18, 2002, Wellington LLP had voluntarily agreed to waive a portion of it's fees for the Money Market Funds. This voluntary waiver is no longer in effect with the new sub-adviser, Banc of America Capital Management, LLC ("BACAP").

Pursuant to the "manager of managers" structure, the Board of Trustees approved BACAP as the investment sub-adviser to each Fund. As of March 17, 2003, BACAP, which served as each Fund's investment sub-adviser under an "interim" sub-advisory agreement since October 18, 2002, will serve as each Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure.

The foregoing changes will not result in an increase in the contractual advisory fees paid by the Funds. For its services, SIMC receives a monthly fee equal to ..075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust.

Under an Investment Advisory Agreement dated December 15, 1986, Wellington LLP serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Under an Investment Advisory Agreement dated August 4, 1993, Wellington LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, ..075% of the next $500 million and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Bank of New York ("BONY") served as custodian of the Money Market Fund and the Treasury Fund until September 16, 2002. Wachovia Bank, N.A. replaced BONY after the aforementioned date. Wachovia Bank, N.A. was already the custodian of the remaining Money Market Funds and the Fixed Income Funds under an agreement dated August 30, 1995. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the year ended January 31, 2003, were as follows for the Fixed Income Funds:
--------------------------------------------------------------------------------
                      Short-   Intermediate-                       Corporate
                    Duration        Duration                           Daily
                  Government      Government            GNMA          Income
                        Fund            Fund            Fund            Fund
               ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government     $382,933        $151,218        $591,619        $125,929
Other                     --              --              --          79,397

SALES
U.S. Government     $243,495         $86,965        $443,141        $ 56,601
Other                     --              --              --          57,362



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     43

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income(including net capital gains). Accordingly, no provision for Federal income taxes is required. Reclassification of Components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the periods that the differences arise. Accordingly the following permanent differences, have been classified to/from the following accounts during the fiscal year ended January 31, 2003:

                                               Undistributed      Accumulated
                                              Net Investment         Realized
                             Paid-in Capital   Income (Loss)      Gain (Loss)
                               ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Treasury Fund                            $--          $   53           $  (53)
Short-Duration Government Fund            --             574             (574)
Intermediate-Duration Government Fund     --             215             (215)
GNMA Fund                             (4,895)          3,318            1,577
Corporate Daily Income Fund               --             491             (491)


The tax character of dividends and distributions during the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                 Ordinary        Long-term
                                                   Income     Capital Gain                Total
                                            ($ Thousands)    ($ Thousands)         ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       2003     $ 16,466             $ --              $ 16,466
                                        2002       55,088               --                55,088
Government Fund                         2003       10,744               --                10,744
                                        2002       26,689               --                26,689
Government II Fund                      2003       13,096               --                13,096
                                        2002       40,579               --                40,579
Prime Obligation Fund                   2003       73,686               --                73,686
                                        2002      241,115               --               241,115
Treasury Fund                           2003        8,867               --                 8,867
                                        2002       24,916               --                24,916
Treasury II Fund                        2003        9,381               --                 9,381
                                        2002       22,499               --                22,499
Short-Duration Government Fund          2003        7,628              482                 8,110
                                        2002        5,260               --                 5,260
Intermediate-Duration Government Fund   2003        6,611               --                 6,611
                                        2002        4,534               --                 4,534
GNMA Fund                               2003       16,011               --                16,011
                                        2002        9,181               --                 9,181
Corporate Daily Income Fund             2003        6,999              302                 7,301
                                        2002        6,119               --                 6,119

As of January 31, 2003 the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                   Undistributed             Capital             Post        Unrealized
                                        Ordinary                Loss          October      Appreciation
                                          Income       Carryforwards           Losses    (Depreciation)
                                   ($ Thousands)       ($ Thousands)    ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                          $ (28)            $    (5)           $  --            $   --
Government Fund                               (1)                (16)              --                --
Government II Fund                            --                (107)              --                --
Prime Obligation Fund                       (149)                (70)              --                --
Treasury Fund                                 47                 (65)              --                --
Treasury II Fund                             101                (209)              --                --
Short-Duration Government Fund               (22)                 --             (373)            4,358
Intermediate-Duration Government Fund         (8)             (3,089)             (73)            7,582
GNMA Fund                                     --              (9,616)            (734)            9,866
Corporate Daily Income Fund                   (9)               (557)            (115)            1,742

--------------------------------------------------------------------------------
44                     SEI Daily Income Trust / Annual Report / January 31, 2003

At January 31, 2003, the following funds had capital loss carryforwards to offset future realized capital gains:
--------------------------------------------------------------------------------
                                     Amount              Expiration
                              ($ Thousands)                    Date
--------------------------------------------------------------------------------
Money Market Fund                    $    5              01/31/2010
Government Fund                           6              01/31/2006
                                          5              01/31/2010
                                          5              01/31/2011
Government II Fund                       69              01/31/2005
                                         38              01/31/2006
Prime Obligation Fund                    27              01/31/2010
                                         43              01/31/2011
Treasury Fund                            65              01/31/2011
Treasury II Fund                        150              01/31/2006
                                         40              01/31/2010
                                         19              01/31/2011
Intermediate-Duration
  Government Fund                     1,710              01/31/2004
                                        698              01/31/2006
                                        681              01/31/2009
GNMA Fund                             6,473              01/31/2004
                                        414              01/31/2005
                                        238              01/31/2006
                                        109              01/31/2008
                                      1,607              01/31/2009
                                        775              01/31/2011
Corporate Daily
  Income Fund                           557              01/31/2011

During the year ended January 31, 2003, the following funds utilized/ expired capital loss carryforwards to offset realized capital gains.


--------------------------------------------------------------------------------
                                                                          Amount
                                                                   ($ Thousands)
--------------------------------------------------------------------------------
Money Market Fund                                                         $   18
Government II Fund                                                            13
Intermediate-Duration Government Fund                                      2,217

The GNMA Fund has a permanent book/tax difference due to the expiration of a capital loss carryforward. The GNMA Fund had $4,894,898 of capital losses which have expired as of January 31, 2003. The reclassification of the expired capital loss is reflected in note 6 of the "Notes to Financials."

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2002 through January 31, 2003 that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

At January 31, 2003 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2003, were as follows:
--------------------------------------------------------------------------------
                                                                             Net
                         Federal     Appreciated     Depreciated      Unrealized
                        Tax Cost      Securities      Securities    Appreciation
                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Short-Duration
   Government Fund      $326,606          $4,550          $(192)          $4,358
Intermediate-Duration
   Government Fund       179,848           7,645            (63)           7,582
GNMA Fund                446,927           9,866             --            9,866
Corporate Daily
   Income Fund           354,528           2,168           (426)           1,742

7. CHANGE IN INDEPENDENT AUDITORS (Unaudited):

In June 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the SEI Daily Income Trust. Ernst & Young LLP (Ernst & Young) was selected as the Trust's independent auditor. The Trust's selection of Ernst & Young as its independent auditor was recommended by the Trust's audit committee and was approved by the Trust's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended January 31, 2002 for the Trust did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

There were no disagreements between the Trust and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in their report.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     45

Trustees and Officers of the Trust (Unaudited)


Set forth below are the names, dates of birth, position with the SEI Daily Income Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                       NUMBER OF
                                  OFFICE AND              PRINCIPAL             PORTFOLIOS IN
     NAME,           POSITION(S)   LENGTH OF            OCCUPATION(S)           FUND COMPLEX              OTHER
   ADDRESS,           HELD WITH      TIME                DURING PAST             OVERSEEN BY          DIRECTORSHIPS
    AND AGE            TRUSTS       SERVED(1)            FIVE YEARS                TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher      Chairman       since    Currently performs various services     66        Trustee of The Advisors' Inner
One Freedom         of the Board     1982     on behalf of SEI Investments Company              Circle Fund, The Arbor Fund,
Valley Drive,       of Trustees*              for which Mr. Nesher is compensated.              Bishop Street Funds, and The
Oaks, PA 19456                                                                                  Expedition Funds.
56 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran      Trustee*       since    Partner, Morgan, Lewis & Bockius LLP    66        Trustee of the Advisors' Inner
1701 Market Street,                  1982     (law firm), counsel to the Trusts,                Circle Fund, The Arbor Fund,
Philadelphia, PA                              SEI Investments Company, the Adviser,             and The Expedition Funds;
19103                                         the Administrator and the Distributor             Director of SEI Investments
63 yrs. old                                                                                     since 1974.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------
F. Wendell Gooch       Trustee       since    President, Orange County Publishing     66        Trustee of STI Classic Funds
One Freedom                          1982     Co., Inc.; Publisher, Paoli News and              and STI Classic Variable Trust.
Valley Drive,                                 Paoli Republican; and Editor, Paoli
Oaks, PA 19456                                Republican, October 1981-January 1997.
70 yrs. old                                   President, H&W Distribution, Inc.
                                              since July 1984.
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey        Trustee       since    Retired, Partner, Dechert Price &       66        Trustee of The Advisors' Inner
One Freedom                          1995     Rhoads, September 1987-December 1993.             Circle Fund, The Arbor Fund,
Valley Drive,                                                                                   and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan, Jr.Trustee       since    Chief Executive Officer, Newfound       66        Trustee of The Advisors' Inner
One Freedom                          1996     Consultants Inc. since April 1997.                Circle Fund, The Arbor Fund,
Valley Drive,                                 General Partner, Teton Partners, LP               and The Expedition Funds;
Oaks, PA19456                                 1991-1996.                                        Trustee, Navigator Securities
60 yrs. old                                                                                     Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco     Trustee       since    Principal, Grecoventures (consulting    66        Director, Sonoco, Inc.; Director
One Freedom                          1999     firm) since August 1997. President,               Exelon; Director, Radian,
Valley Drive,                                 Corestates Financial Corp., 1991-1997;            Trustee, Pennsylvania Real
Oaks, PA 19456                                Chief Executive Officer and President,            Estate Investment Trust;
57 yrs. old                                   Corestates Bank, N.A., 1991-1997.

------------------------------------------------------------------------------------------------------------------------------------

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940
Act by virtue of their affiliation with the Trusts' Distributor.

(1) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.


--------------------------------------------------------------------------------
46                     SEI Daily Income Trust / Annual Report / January 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                       NUMBER OF
                                  OFFICE AND              PRINCIPAL             PORTFOLIOS IN
     NAME,           POSITION(S)   LENGTH OF            OCCUPATION(S)           FUND COMPLEX              OTHER
   ADDRESS,           HELD WITH      TIME                DURING PAST             OVERSEEN BY          DIRECTORSHIPS
    AND AGE            TRUSTS       SERVED(1)            FIVE YEARS                TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Edward D. Loughlin    President      since    Executive Vice President and            N/A                  N/A
One Freedom             & CEO        1982     President - Asset Management
Valley Drive,                                 Division of SEI Investments since
Oaks, PA 19456                                1993. Executive Vice President of
51 yrs. old                                   the Adviser and the Administrator
                                              since 1994.
------------------------------------------------------------------------------------------------------------------------------------

James R. Foggo    CFO & Controller   since    Vice President and Assistant Secretary  N/A                  N/A
One Freedom                          1998     of SEI Investments since January 1998.
Valley Drive                                  Vice President and Secretary of the
Oaks, PA 19456                                Adviser, Administrator and Distributor
38 yrs. old                                   since May 1999. Associate, Paul, Weiss,
                                              Rifkind, Wharton & Garrison (law firm),
                                              1998. Associate, Baker & McKenzie
                                              (law firm), 1995-1998. Associate, Battle
                                              Fowler L.L.P. (law firm), 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto        Vice         since    Employed by SEI Investments since       N/A                  N/A
One Freedom           President      1999     October 1999. Vice President and
Valley Drive             and                  Assistant Secretary of the Adviser,
Oaks, PA 19456        Assistant               Administrator and Distributor since
34 yrs. old           Secretary               December 1999. Associate, Dechert
                                              Price & Rhoads (law firm), 1997-1999.
                                              Associate, Richter, Miller & Finn (law
                                              firm), 1993-1997.
------------------------------------------------------------------------------------------------------------------------------------

Todd B. Cipperman       Vice         since    Senior Vice President and General       N/A                  N/A
One Freedom           President      1995     Counsel of SEI Investments; Senior
Valley Drive             and                  Vice President, General Counsel and
Oaks, PA 19456        Assistant               Secretary of the Adviser, the
36 yrs. old           Secretary               Administrator and the Distributor
                                              since 2000. Vice President and
                                              Assistant Secretary of SEI
                                              Investments, the Adviser, the
                                              Administrator and the Distributor,
                                              1995-2000. Associate, Dewey
                                              Ballantine (law firm), 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis        Vice         since    Vice President and Assistant Secretary  N/A                  N/A
One Freedom           President      1998     of SEI Investments, the Adviser, the
Valley Drive             and                  Administrator and the Distributor since
Oaks, PA 19456        Assistant               1998. Assistant General Counsel and
37 yrs. old           Secretary               Director of Arbitration, Philadelphia
                                              Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     47

Trustees and Officers of the Trust (Unaudited) (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                              NUMBER OF
                                  OFFICE AND              PRINCIPAL                    PORTFOLIOS IN
     NAME,           POSITION(S)   LENGTH OF            OCCUPATION(S)                   FUND COMPLEX              OTHER
   ADDRESS,           HELD WITH      TIME                DURING PAST                     OVERSEEN BY          DIRECTORSHIPS
    AND AGE            TRUSTS       SERVED(1)            FIVE YEARS                        TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.            Vice         since    Employed by SEI Investments since               N/A                  N/A
McCullough            President      1999     November 1, 1999. Vice President
One Freedom              and                  and Assistant Secretary of the Adviser,
Valley Drive          Assistant               the Administrator and the Distributor
Oaks, PA 19456        Secretary               since December 1999. Associate at
41 yrs. old                                   White and Williams LLP, 1991-1999.
                                              Associate at Montgomery, McCracken,
                                              Walker & Rhoads, 1990-1991.
------------------------------------------------------------------------------------------------------------------------------------

Sherry Kajdan           Vice         since    Vice President and Assistant Secretary          N/A                  N/A
Vetterlein            President      2001     of SEI Investments Mutual Funds
One Freedom              and                  Services since January 2001.
Valley Drive          Assistant               Shareholder/Partner, Buchanan
Oaks, PA 19456        Secretary               Ingersoll Professional Corporation
39 yrs. old                                   (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------

William E. Zitelli, Jr. Vice         since    Vice President and Assistant Secretary          N/A                  N/A
One Freedom           President      2001     of the Administrator and Distributor
Valley Drive             and                  since August 2000. Vice President,
Oaks, PA 19456        Assistant               Merrill Lynch & Co. Asset Management
33 yrs. old           Secretary               Group (1998-2000). Associate at
                                              Pepper Hamilton LLP (1997-1998).
                                              Associate at Reboul, MacMurray, Hewitt,
                                              Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------

Robert S. Ludwig        Vice         since    Employed by SEI Investments since 1985.         N/A                  N/A
One Freedom           President      1985     Senior Vice President and Chief
Valley Drive             and                  Investment Officer of SEI Asset Management
Oaks, PA 19456        Assistant               Group since 1995. Manager of Product
52 yrs. old           Secretary               Development for SEI's institutional
                                              mutual funds and repurchase
                                              trading desk from 1985-1995. Held
                                              various product management and
                                              development positions at Chase
                                              Econometrics and Interactive Data
                                              Corporation from 1974-1985.
------------------------------------------------------------------------------------------------------------------------------------

John C. Munch           Vice         since    Vice President and Assistant Secretary          N/A                  N/A
One Freedom           President      2002     of the Administrator and Distributor
Valley Drive             and                  since November 2001. Associate,
Oaks, PA 19456        Assistant               Howard, Rice, Nemorvoski, Canady,
31 yrs. old           Secretary               Falk & Rabkin (law firm), 1998-2001.
                                              Associate, Seward & Kissel LLP
                                              (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
48                     SEI Daily Income Trust / Annual Report / January 31, 2003

Notice to Shareholders (Unaudited)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2003, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                     (A)               (B)
                                  LONG TERM         ORDINARY                             (D)
                                CAPITAL GAINS        INCOME              (C)            TOTAL              (E)               (F)
                                DISTRIBUTIONS     DISTRIBUTIONS      TAX-EXEMPT      DISTRIBUTIONS      QUALIFYING        TAX-EXEMPT
PORTFOLIO                        (TAX BASIS)       (TAX BASIS)        INTEREST       (TAX BASIS)        DIVIDENDS(1)       INTEREST
Money Market Fund                     --%              100%              --%              100%               --%              --%
Government Fund                       --               100               --               100                --               --
Government II Fund                    --               100               --               100                --               --
Prime Obligation Fund                 --               100               --               100                --               --
Treasury Fund                         --               100               --               100                --               --
Treasury II Fund                      --               100               --               100                --               --
Short-Duration Government Fund      6.13             93.87               --               100                --               --
Intermediate-Duration
   Government Fund                    --               100               --               100                --               --
GNMA Fund                             --               100               --               100                --               --
Corporate Daily Income Fund         4.19             95.81               --               100                --               --

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B) and (C) are based on the percentage of the fund's total distribution.
Items (E) and (F) are based on the percentage of ordinary income  distribution of each fund.
Please consult your tax adviser for proper treatment of this information.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2003                     49

Notes

Notes

Notes

SEI DAILY INCOME TRUST ANNUAL REPORT January 31, 2003




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER

SEI Investments Management Corporation:
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

Wellington Management Company, LLP
SHORT-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
GNMA FUND
CORPORATE DAILY INCOME FUND

SUB-ADVISORS

Banc of America Capital Management, LLC
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS

Ernst & Young LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI

(1 800 342 5734)

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SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-022 (1/03)